UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	4/30/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

Global Bond

Objective

Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Total Return Fund, Inc. informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Total Return Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Total Return Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 1.26%; Class B, 1.96%; Class C, 1.96%; Class Q, 0.84%; Class Z, 0.96%. Net operating expenses: Class A, 1.21%; Class B, 1.96%; Class C, 1.96%; Class Q, 0.84%; Class Z, 0.96%, after contractual reduction through 2/28/2014 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	2.65%	8.89%	45.37%	90.34%	—
Class B	2.41	8.23	40.28	76.82	—
Class C	2.27	8.26	41.56	80.55	—
Class Q	2.83	9.44	N/A	N/A	9.83% (2/3/12)
Class Z	2.76	9.29	47.23	95.21	—
Barclays Global Aggregate Bond Index	–1.07	1.46	23.69	70.53	—
Lipper Global Income Funds Average	1.95	5.85	29.95	69.67	—
Lipper Custom Global Income Funds Average	2.02	6.15	30.35	77.14	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		2.12%	5.85%	5.94%	—
Class B		1.14	5.87	5.64	—
Class C		5.16	6.24	5.88	—
Class Q		7.33	N/A	N/A	5.53% (2/3/12)
Class Z		7.02	7.07	6.70	—
Barclays Global Aggregate Bond Index		1.26	3.66	5.47	—
Lipper Global Income Funds Average		5.00	4.82	5.35	—
Lipper Custom Global Income Funds Average		5.29	4.81	5.88	—

Source: Prudential Investments LLC and Lipper Inc.

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Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Q and Class Z shares are not subject to a front-end sales charge, a CDSC or 12b-1 fees. Without waiver of fees and/or expense subsidization, the Fund’s total returns would have been lower. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Barclays Global Aggregate Bond Index

The Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities. Barclays Global Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 1.85% for Class Q. Barclays Global Aggregate Bond Index Closest Month-End to Inception average annual total return as of 3/31/13 is 0.39% for Class Q.

Lipper Global Income Funds Average

The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/13 is 7.00% for Class Q. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/13 is 4.42% for Class Q.

Note: The Fund is being compared only to the unhedged funds within the Lipper Global Income Funds Performance Universe, because the Fund’s investment manager believes that the unhedged funds provide a more appropriate basis for Fund performance comparisons.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Global Total Return Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Long-Term Holdings expressed as a percentage of net assets as of 4/30/13
Italy Buoni Poliennali del Tesoro, Bonds, 6.500%, 11/01/27	1.9%
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS, 7.500%, 10/14/14	1.7
Spain Government Bond, Sr. Unsub. Notes, 5.850%, 01/31/22	1.5
Italy Buoni Poliennali del Tesoro, Bonds, 4.750%, 05/01/17	1.5
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS, 7.500%, 03/31/30	1.5

Holdings are subject to change.

Distributions and Yields as of 4/30/13
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.14	1.83%
Class B	0.11	1.18
Class C	0.11	1.19
Class Q	0.15	2.29
Class Z	0.15	2.16

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

Prudential Global Total Return Fund, Inc.	5

Fees and Expenses (continued)

be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,026.50	1.21%	$6.08
	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06

Class B	Actual	$1,000.00	$1,024.10	1.96%	$9.84
	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79

Class C	Actual	$1,000.00	$1,022.70	1.96%	$9.83
	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79

Class Q	Actual	$1,000.00	$1,028.30	0.84%	$4.22
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

Class Z	Actual	$1,000.00	$1,027.60	0.96%	$4.83
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Principal Amount (000)#		Description	Value (Note 1)
	LONG-TERM INVESTMENTS 96.5%
	FOREIGN BONDS 64.7%

	Austria 0.7%
EUR	500	Austria Government Bond, Sr. Unsec’d. Notes, 3.200%, 02/20/17	$728,537
AUD	1,559	Austria Government International Bond, Notes, MTN, 5.750%, 09/15/14	1,669,677

			2,398,214

	Belgium 2.6%
EUR	750	Belgium Government Bond, Ser. 48, 4.000%, 03/28/22	1,178,045
EUR	1,250	Ser. 59, 2.750%, 03/28/16	1,763,025
	1,535	Belgium Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 2.750%, 03/05/15	1,595,540
	500	Kingdom of Belgium, Notes, 144A, 8.875%, 12/01/24	754,135
GBP	2,000	Notes, Ser. E, MTN, 5.000%, 04/24/18	3,619,492

			8,910,237

	Bermuda 0.2%
	30	Allied World Assurance Co. Holdings Ltd., Gtd. Notes, 5.500%, 11/15/20	34,488
	250	7.500%, 08/01/16	296,637
	400	Axis Capital Holdings Ltd., Sr. Unsec’d. Notes, 5.750%, 12/01/14	428,612
	65	Weatherford International Ltd. Bermuda, Gtd. Notes, 5.125%, 09/15/20	72,362

			832,099

	Brazil 2.8%
BRL	424	Brazil Notas do Tesouro Nacional, Notes, Ser. NTNB, 6.000%, 08/15/50	615,076

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Brazil (cont’d.)
	500	Brazilian Government International Bond, Sr. Unsec’d. Notes, 4.875%, 01/22/21	$595,500
	1,300	5.625%, 01/07/41	1,629,550
EUR	350	7.375%, 02/03/15	513,820
EUR	2,120	Unsec’d. Notes, 11.000%, 06/26/17	3,891,108
BRL	2,850	Cia Energetica de Sao Paulo, Sr. Unsec’d. Notes, 144A, MTN, 9.750%, 01/15/15	2,167,691

			9,412,745

	Bulgaria 0.6%
EUR	100	Bulgaria Government International Bond, Sr. Unsec’d. Notes, 4.250%, 07/09/17	145,194
	1,600	Sr. Unsec’d. Notes, RegS, 8.250%, 01/15/15	1,794,400

			1,939,594

	Canada 0.5%
	25	Agrium, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/41	30,476
CAD	200	Canadian Government Bond, Unsec’d. Notes, 2.750%, 06/01/22	218,087
	77	Canadian Pacific Railway Co., Sr. Unsec’d. Notes, 6.500%, 05/15/18	93,274
CAD	400	Province of Alberta Canada, Sr. Unsec’d. Notes, 2.550%, 12/15/22	401,167
CAD	100	Province of Ontario Canada, Notes, MTN, 5.500%, 06/02/18	116,972
	200	TransAlta Corp., Sr. Unsec’d. Notes, 6.650%, 05/15/18	235,625
	325	Videotron Ltee, Gtd. Notes, 9.125%, 04/15/18	342,062
	250	Xstrata Finance Canada Ltd., Gtd. Notes, 144A, 2.850%, 11/10/14	256,112

			1,693,775

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Cayman Islands 0.9%
	250	Hutchison Whampoa International (09) Ltd., Gtd. Notes, RegS, 7.625%, 04/09/19	$321,385
	300	IPIC GMTN Ltd., Gtd. Notes, 144A, MTN, 5.500%, 03/01/22	354,750
	120	MUFG Capital Finance 1 Ltd., Gtd. Notes, 6.346%, 07/25/49(a)	132,712
	900	Petrobras International Finance Co. - PifCo., Gtd. Notes, 5.375%, 01/27/21	993,840
	245	Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A, 5.875%, 09/25/22	257,232
	300	Seagate HDD Cayman, Gtd. Notes, 6.875%, 05/01/20	325,875
	475	UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A, 6.625%, 07/01/20	516,563

			2,902,357

	Chile 0.1%
	260	Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes, 8.350%, 08/01/13	263,982

	China 1.9%
		China Government Bond, Sr. Unsec’d. Notes,
CNY	1,000	1.800%, 12/01/15	161,545
CNY	15,000	2.380%, 07/19/14	2,451,015
		Sr. Unsec’d. Notes, RegS,
CNY	12,000	1.850%, 06/29/15	1,941,689
		Unsec’d. Notes,
CNY	2,970	3.300%, 10/27/14	491,602
		China Government International Bond, Sr. Unsec’d. Notes,
EUR	280	4.250%, 10/28/14	388,787
	989	4.750%, 10/29/13	1,008,018

			6,442,656

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Colombia 0.4%
		Colombia Government International Bond, Sr. Unsec’d. Notes,
	715	11.750%, 02/25/20	$1,138,280
COP	500,000	12.000%, 10/22/15	327,519

			1,465,799

	Costa Rica 0.1%
		Costa Rica Government International Bond, Unsec’d. Notes, 144A,
	500	4.375%, 04/30/25	503,500

	Croatia 0.4%
		Croatia Government International Bond, Sr. Unsec’d. Notes,
EUR	1,050	6.500%, 01/05/15	1,483,728

	Czech Republic 2.4%
		Czech Republic Government Bond, Ser. 51,
CZK	35,000	4.000%, 04/11/17	2,018,129
		Czech Republic International, Sr. Unsec’d. Notes,
CHF	600	2.875%, 11/23/16	698,860
		Sr. Unsec’d. Notes, Ser. E, MTN,
EUR	284	3.625%, 04/14/21	427,311
EUR	3,500	4.500%, 11/05/14	4,887,638

			8,031,938

	Denmark 0.2%
SEK	5,000	Denmark Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 3.165%, 03/31/14	785,305

	Finland 0.4%
EUR	300	Finland Government Bond, Sr. Unsec’d. Notes, 3.500%, 04/15/21	466,358
SEK	5,000	Finland Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 2.250%, 01/18/17	793,452

			1,259,810

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	France 1.2%
EUR	2,900	French Treasury Note BTAN, Bonds, 2.500%, 07/25/16(b)	$4,083,060

	Germany 0.6%
EUR	200	RWE AG, Jr. Sub. Notes, 4.625%, 09/28/49(a)	274,189
EUR	275	Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, 144A, MTN, 7.875%, 10/01/20	392,945
EUR	500	Techem GmbH, Sr. Sec’d. Notes, 144A, MTN, 6.125%, 10/01/19	716,421
EUR	450	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A, 5.500%, 09/15/22	602,999

			1,986,554

	Greece 1.7%
		Hellenic Republic Government Bond, Sr. Unsec’d. Notes, Ser. PSI,
EUR	5,050	2.000%, 02/24/23(c)	3,539,516
EUR	510	2.000%, 02/24/42(c)	284,173
		Hellenic Republic Government International Bond, Sr. Unsec’d. Notes,
	300	4.625%, 06/25/13	288,000
		Sr. Unsec’d. Notes, Ser. 9BR,
JPY	150,000	5.800%, 07/14/15	1,261,733
		Unsec’d. Notes,
CHF	300	2.125%, 07/05/13	309,905

			5,683,327

	Hong Kong 0.1%
	200	Hong Kong SAR Government Bond, Unsec’d. Notes, RegS, 5.125%, 08/01/14	210,659

	Hungary 2.6%
		Hungary Government International Bond, Sr. Unsec’d. Notes,
EUR	1,000	4.375%, 07/04/17	1,330,120
GBP	325	5.500%, 05/06/14	509,039

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Hungary (cont’d.)
		Sr. Unsec’d. Notes, RegS,
EUR	500	5.750%, 06/11/18	$702,303
EUR	2,500	6.000%, 01/11/19	3,539,996
		Sr. Unsec’d. Notes, Ser. E, MTN,
CHF	500	4.000%, 05/20/16	527,801
		Sr. Unsec’d. Notes, Ser. E, MTN, RegS,
EUR	1,500	6.750%, 07/28/14	2,077,753

			8,687,012

	Iceland 0.3%
	1,000	Iceland Government International Bond, Unsec’d. Notes, RegS, 4.875%, 06/16/16	1,065,000

	India 0.3%
EUR	700	State Bank of India, Sr. Unsec’d. Notes, MTN, RegS, 4.500%, 11/30/15	972,280

	Indonesia 0.8%
	200	Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A, 4.625%, 04/15/43	206,500
	2,200	Perusahaan Penerbit SBSN Indonesia, Sr. Unsec’d. Notes, RegS, 4.000%, 11/21/18	2,321,000
	130	PT Adaro Indonesia Tbk, Gtd. Notes, RegS, 7.625%, 10/22/19	141,856

			2,669,356

	Ireland 2.2%
		Ireland Government Bond, Sr. Unsub. Notes,
EUR	2,630	4.400%, 06/18/19	3,749,471
		Unsec’d. Notes,
EUR	1,200	4.500%, 04/18/20	1,713,500
EUR	400	Nara Cable Funding Ltd., Sr. Sec’d. Notes, RegS, 8.875%, 12/01/18	566,289

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Ireland (cont’d.)
	450	Raspadskaya OJSC Via Raspadskaya Securities Ltd., Sr. Sec’d. Notes, 144A, 7.750%, 04/27/17	$477,562
	200	Rosneft Oil Co. via Rosneft International Finance Ltd., Sr. Unsec’d. Notes, 144A, 3.149%, 03/06/17	201,990
	300	Sibur Securities Ltd., Gtd. Notes, 144A, 3.914%, 01/31/18	294,825
	295	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A, 7.748%, 02/02/21	337,406
	100	Willis Group Holdings PLC, Gtd. Notes, 4.125%, 03/15/16	106,010

			7,447,053

	Israel 1.2%
ILS	500	Israel Government Bond, Ser. 0115, 4.500%, 01/30/15	146,252
		Israel Government International Bond,
		Sr. Unsec’d. Notes,
	1,000	4.500%, 01/30/43	1,003,750
	800	5.125%, 03/26/19	942,000
		Sr. Unsec’d. Notes, MTN,
EUR	350	4.625%, 03/18/20	538,139
		Sr. Unsec’d. Notes, Ser. E, MTN,
EUR	1,000	3.750%, 10/12/15	1,403,869

			4,034,010

	Italy 5.2%
		Italy Buoni Poliennali del Tesoro, Bonds,
EUR	3,670	4.750%, 05/01/17	5,239,730
EUR	3,865	6.500%, 11/01/27	6,271,589
		Bonds, 144A
EUR	600	6.000%, 05/01/31	934,060
		Italy Government International Bond,
		Sr. Unsec’d. Notes,
JPY	92,000	3.700%, 11/14/16	973,159
	403	4.375%, 06/15/13	404,612

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Italy (cont’d.)
JPY	144,000	4.500%, 06/08/15	$1,544,944
JPY	62,000	5.500%, 12/15/14	668,961
		Sr. Unsec’d. Notes, RegS,
JPY	125,000	3.450%, 03/24/17	1,289,865
		Sr. Unsec’d. Notes, Ser. E, MTN,
CHF	100	2.500%, 03/02/15	109,120
		Sr. Unsec’d. Notes, Ser. E, MTN, RegS,
EUR	201	5.750%, 07/25/16	292,501

			17,728,541

	Japan 0.9%
		Japan Government Twenty Year Bond,
		Sr. Unsec’d. Notes, Ser. 108,
JPY	164,000	1.900%, 12/20/28	1,867,295
		Ser. 132,
JPY	50,000	1.700%, 12/20/31	540,014
	800	Nomura Holdings, Inc., Sr. Unsec’d. Notes, MTN, 2.000%, 09/13/16	804,198

			3,211,507

	Kazakhstan 0.1%
	325	KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, 144A, 5.750%, 04/30/43	327,587
	100	Sr. Unsec’d. Notes, 144A, MTN, 11.750%, 01/23/15	115,750

			443,337

	Latvia 0.3%
	1,000	Republic of Latvia, Sr. Unsec’d. Notes, RegS, 5.250%, 02/22/17	1,120,000

	Lithuania 0.4%
EUR	1,000	Lithuania Government International Bond, Sr. Unsec’d. Notes, 3.750%, 02/10/16	1,399,260

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Luxembourg 1.4%
EUR	500	Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, 8.125%, 02/04/15	$734,463
	1,000	Sr. Unsec’d. Notes, RegS, 5.092%, 11/29/15	1,074,660
EUR	500	Luxembourg Government Bond, Sr. Unsec’d. Notes, 3.375%, 05/18/20	762,277
	200	Minerva Luxembourg SA, Gtd. Notes, 144A, 12.250%, 02/10/22	247,000
	750	Pentair Finance SA, Gtd. Notes, 2.650%, 12/01/19	757,636
	175	TNK-BP Finance SA, Gtd. Notes, 144A, MTN, 6.625%, 03/20/17	199,500
	315	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, 144A, 6.875%, 05/29/18	353,272
EUR	150	Wind Acquisition Finance SA, Sec’d. Notes, 144A, 11.750%, 07/15/17	211,371
	100	11.750%, 07/15/17	107,250
EUR	300	Sec’d. Notes, RegS, 11.750%, 07/15/17	422,741

			4,870,170

	Malaysia 0.6%
	825	1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS, 3.928%, 06/04/15	871,031
MYR	3,500	Malaysia Government Bond, Unsec’d. Notes, Ser. 0211, 3.434%, 08/15/14	1,157,934

			2,028,965

	Mexico 3.2%
MXN	8,000	Mexican Bonos, Bonds, Ser. M 10, 8.000%, 12/17/15	723,733
EUR	2,075	Mexico Government International Bond, Sr. Unsec’d. Notes, 2.750%, 04/22/23	2,796,890
	526	Sr. Unsec’d. Notes, MTN, 5.625%, 01/15/17	606,478

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Mexico (cont’d.)
EUR	2,954	Sr. Unsec’d. Notes, Ser. G, MTN, 4.250%, 07/14/17	$4,341,543
GBP	825	6.750%, 02/06/24	1,633,462
ITL	250,000	11.000%, 05/08/17	233,546
	300	Petroleos Mexicanos, Gtd. Notes, 4.875%, 01/24/22	341,250
	170	Gtd. Notes, 144A, 3.500%, 01/30/23	172,975

			10,849,877

	Netherlands 0.4%
	200	Bharti Airtel International Netherlands BV, Gtd. Notes, 144A, 5.125%, 03/11/23	205,520
EUR	155	Hertz Holdings Netherlands BV, Sr. Sec’d. Notes, RegS, 8.500%, 07/31/15	215,354
	200	Indo Integrated Energy II BV, Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	214,000
	130	LUKOIL International Finance BV, Gtd. Notes, 144A, 7.250%, 11/05/19	157,300
EUR	131	NXP BV/NXP Funding LLC, Sr. Sec’d. Notes, Ser. EXCH, 2.961%, 10/15/13(a)	171,950
EUR	300	Wolters Kluwer NV, Sr. Unsec’d. Notes, 6.375%, 04/10/18	484,766

			1,448,890

	New Zealand 0.1%
NZD	200	New Zealand Government Bond, Sr. Unsec’d. Notes, Ser. 415, 6.000%, 04/15/15	182,896

	Panama 1.0%
	500	Panama Government International Bond, Sr. Unsec’d. Notes, 4.300%, 04/29/53	501,250
	1,700	6.700%, 01/26/36	2,365,550
	275	10.750%, 05/15/20	398,750

			3,265,550

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Peru 2.7%
	500	Peruvian Government International Bond, Sr. Unsec’d. Notes, 7.350%, 07/21/25	$726,250
EUR	4,003	Sr. Unsec’d. Notes, RegS, 7.500%, 10/14/14	5,786,223
PEN	5,800	9.910%, 05/05/15	2,530,670

			9,043,143

	Philippines 1.8%
PHP	60,000	Philippine Government International Bond, Sr. Unsec’d. Notes, 3.900%, 11/26/22	1,559,767
EUR	2,881	6.250%, 03/15/16	4,270,526
	250	6.500%, 01/20/20	316,562

			6,146,855

	Poland 2.4%
PLN	1,500	Poland Government Bond, Ser. 1016, 4.750%, 10/25/16	505,230
JPY	200,000	Poland Government International Bond, Sr. Unsec’d. Notes, Ser. 9, 2.340%, 11/13/14	2,099,256
CHF	500	Sr. Unsec’d. Notes, Ser. E, MTN, 2.125%, 03/31/14	546,300
CHF	3,000	2.625%, 05/12/15	3,362,982
EUR	500	3.625%, 02/01/16	709,020
EUR	500	5.250%, 01/20/25	820,427

			8,043,215

	Portugal 1.8%
	270	Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS, 3.500%, 03/25/15	267,300
EUR	1,100	Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 3.850%, 04/15/21	1,302,043
EUR	1,445	4.100%, 04/15/37	1,432,954
EUR	2,010	4.750%, 06/14/19	2,598,629

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Portugal (cont’d.)
EUR	350	Sr. Unsec’d. Notes, RegS, 4.950%, 10/25/23	$433,747

			6,034,673

	Romania 1.1%
RON	1,000	Romania Government Bond, Unsec’d. Notes, Ser. 2YR, 5.850%, 07/28/14	307,875
EUR	1,307	Romanian Government International Bond, Sr. Unsec’d. Notes, RegS, 5.000%, 03/18/15	1,810,931
EUR	1,000	6.500%, 06/18/18	1,512,913

			3,631,719

	Russia 1.5%
	4,098	Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS, 7.500%, 03/31/30	5,154,655

	Serbia 0.2%
	750	Republic of Serbia, Bonds, 144A, 4.875%, 02/25/20	772,500

	Singapore 0.2%
	400	Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS, 12.500%, 07/08/15	426,000
SGD	325	Singapore Government Bond, Sr. Unsec’d. Notes, 1.375%, 10/01/14	268,264

			694,264

	Slovak Republic 0.3%
	1,000	Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS, 4.375%, 05/21/22	1,096,460

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	South Africa 2.2%
ZAR	6,745	South Africa Government Bond, Ser. R213, 7.000%, 02/28/31	$729,191
ZAR	31,555	Ser. R214, 6.500%, 02/28/41	3,057,886
EUR	554	South Africa Government International Bond, 5.250%, 05/16/13	730,320
EUR	2,047	Unsec’d. Notes, Ser. E, MTN, 4.500%, 04/05/16	2,939,767

			7,457,164

	South Korea 0.5%
	270	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, 144A, 4.750%, 07/13/21	304,613
EUR	880	Republic of Korea, Sr. Unsec’d. Notes, 3.625%, 11/02/15	1,231,697

			1,536,310

	Spain 5.2%
EUR	600	Autonomous Community of Andalusia Spain, Sr. Unsec’d. Notes, 5.125%, 07/08/13	791,419
CHF	600	Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes, 3.000%, 11/05/13	643,299
EUR	500	4.051%, 06/12/13	659,134
EUR	950	Spain Government Bond, 3.000%, 04/30/15	1,281,255
EUR	2,900	Sr. Unsec’d. Notes, 3.250%, 04/30/16	3,925,711
EUR	1,850	3.400%, 04/30/14	2,490,689
EUR	100	4.250%, 10/31/16	139,054
EUR	1,120	Sr. Unsub. Notes, 4.700%, 07/30/41	1,463,450
EUR	3,505	5.850%, 01/31/22	5,245,891

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Spain (cont’d.)
	500	Spain Government International Bond, Notes, 144A, 4.000%, 03/06/18	$511,000
	480	Sr. Unsec’d. Notes, Ser. E, MTN, 3.625%, 06/17/13	481,106

			17,632,008

	Supranational 0.7%
NOK	5,000	European Investment Bank, Sr. Unsec’d. Notes, Ser. E, MTN, 4.250%, 05/19/17	935,455
SEK	9,000	4.500%, 08/12/17	1,547,416

			2,482,871

	Sweden 0.4%
	1,250	Nordea Bank AB, Sr. Unsec’d. Notes, 144A, 3.125%, 03/20/17	1,334,625

	Thailand 0.4%
	600	Bangkok Bank PCL, Sr. Unsec’d. Notes, 144A, 3.875%, 09/27/22	621,528
THB	21,000	Thailand Government Bond, Sr. Unsec’d. Notes, 3.650%, 12/17/21	732,092

			1,353,620

	Turkey 2.6%
	200	Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A, 5.375%, 11/04/16	217,000
TRY	7,000	Turkey Government Bond, Ser. 5Y, 6.300%, 02/14/18	3,978,804
EUR	1,148	Turkey Government International Bond, Sr. Unsec’d. Notes, 5.500%, 02/16/17	1,694,341
EUR	247	5.875%, 04/02/19	382,830
EUR	1,439	6.500%, 02/10/14	1,972,411
	450	Unsec’d. Notes, 4.875%, 04/16/43	462,375

			8,707,761

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	United Arab Emirates 0.2%
	268	Dolphin Energy Ltd., Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19	$304,732
	200	Dubai Electricity & Water Authority, Sr. Unsec’d. Notes, 144A, 8.500%, 04/22/15	224,500

			529,232

	United Kingdom 1.4%
	450	Barclays Bank PLC, Sr. Unsec’d. Notes, 6.750%, 05/22/19	563,463
	125	BP Capital Markets PLC, Gtd. Notes, 4.500%, 10/01/20	144,884
	150	HSBC Holdings PLC, Sr. Unsec’d. Notes, 4.875%, 01/14/22	175,450
	85	5.100%, 04/05/21	100,826
	125	Sub. Notes, 6.500%, 09/15/37	158,240
	525	6.800%, 06/01/38	694,659
EUR	200	Imperial Tobacco Finance PLC, Gtd. Notes, Ser. E, MTN, 8.375%, 02/17/16	315,267
	575	Lloyds TSB Bank PLC, Gtd. Notes, 4.200%, 03/28/17	636,031
	500	6.375%, 01/21/21	626,210
	245	Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	293,291
	150	Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	180,674
	325	Royal Bank of Scotland PLC (The), Gtd. Notes, 6.125%, 01/11/21	396,381
	400	Sasol Financing International PLC, Gtd. Notes, 4.500%, 11/14/22	410,600

			4,695,976

	Uruguay 0.3%
	700	Uruguay Government International Bond, Sr. Unsec’d. Notes, 4.125%, 11/20/45	681,100

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Uruguay (cont’d.)
EUR	103	6.875%, 01/19/16	$154,297
EUR	119	7.000%, 06/28/19	193,154

			1,028,551

		Total foreign bonds	219,088,645

	ASSET-BACKED SECURITIES 7.6%

	Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities 1.8%
	366	AIMCO CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.526%, 10/20/19(a)	358,425
	500	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.778%, 10/17/21(a)	500,741
	500	ARES CLO Ltd. (Cayman Islands), Ser. 2011-16A, Class A, 144A, 1.890%, 05/17/21(a)	500,075
	177	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2006-2A, Class A2, 144A, 0.536%, 01/26/20(a)	173,830
EUR	766	Avoca CLO I BV (Ireland), Ser. II-A, Class A1, 144A, 0.671%, 01/15/20(a)	994,634
	261	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.538%, 05/25/17(a)	260,145
	427	Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A, 0.526%, 07/22/20(a)	423,447
EUR	500	Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A, 4.817%, 08/01/16(a)	622,045
	304	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A, 0.550%, 11/15/17(a)	302,652
	262	LightPoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A, 0.540%, 09/15/17(a)	259,136

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	ASSET-BACKED SECURITIES (Continued)

	Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities (cont’d.)
EUR	223	LightPoint Pan-European CLO PLC (Ireland), Ser. 2006-1A, Class A, 144A, 0.457%, 01/31/22(a)	$286,869
	248	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A, 0.530%, 03/15/18(a)	246,469
EUR	256	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A, 0.706%, 09/14/19(a)	327,280
	97	Rosedale CLO Ltd. (Cayman Islands), Ser. 2006-A, Class A1S, 144A, 0.525%, 07/24/21(a)	95,672
	250	Shackleton CLO Ltd. (Cayman Islands), Ser. 2013-3A, Class B2, 144A, 3.440%, 04/15/25	250,218
	250	Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A, 2.940%, 08/17/22(a)	251,497
	374	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.549%, 11/01/18(a)	370,811

			6,223,946

	Residential Mortgage-Backed Securities 5.8%
	301	ACE Securities Corp., Ser. 2004-FM1, Class M1, 1.100%, 09/25/33(a)	281,998
	1,000	Ser. 2005-HE2, Class M4, 1.160%, 04/25/35(a)	891,911
	449	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A5, 1.100%, 06/25/34(a)	443,756
	789	Ameriquest Mortgage Securities, Inc., Ser. 2002-3, Class M3, 3.050%, 08/25/32(a)	746,117
	400	Ser. 2004-R8, Class M1, 1.160%, 09/25/34(a)	388,815

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
281	Argent Securities, Inc., Ser. 2004-W6, Class M1, 0.750%, 05/25/34(a)	$275,348
1,452	Ser. 2005-W2, Class A2C, 0.560%, 10/25/35(a)	1,295,354
1,383	Asset Backed Securities Corp. Home Equity Loan Trust, Ser. 2004-HE1, Class M1, 1.249%, 01/15/34(a)	1,336,887
354	Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1, 1.100%, 03/25/34(a)	325,415
247	Ser. 2004-HE3, Class M2, 1.925%, 04/25/34(a)	229,265
214	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2, 0.600%, 05/25/34(a)	213,476
679	Citicorp Residential Mortgage Trust, Ser. 2006-2, Class A4, 5.775%, 09/25/36	690,241
100	Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2, 0.920%, 10/25/34(a)	100,068
198	Countrywide Asset-Backed Certificates, Ser. 2002-5, Class MV1, 1.700%, 03/25/33(a)	193,260
982	Finance America Mortgage Loan Trust, Ser. 2004-2, Class M1, 1.025%, 08/25/34(a)	912,520
421	Fremont Home Loan Trust, Ser. 2004-1, Class M1, 0.875%, 02/25/34(a)	379,092
910	Ser. 2004-B, Class M1, 1.070%, 05/25/34(a)	829,347
239	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.175%, 11/25/33(a)	234,646
1,000	Ser. 2005-HE5, Class M1, 0.620%, 11/25/35(a)	949,698

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
616	Home Equity Asset Trust, Ser. 2004-3, Class M1, 1.055%, 08/25/34(a)	$569,291
1,000	Ser. 2005-9, Class 2A4, 0.540%, 04/25/36(a)	936,929
400	HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4, 0.499%, 07/20/36(a)	374,915
600	Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1, 1.055%, 07/25/34(a)	570,085
375	Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1, 0.900%, 09/25/34(a)	350,987
261	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1, 1.000%, 08/25/35(a)	230,423
340	Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1, 1.250%, 09/25/33(a)	323,998
409	Ser. 2004-NC1, Class M1, 1.250%, 12/25/33(a)	398,180
437	Ser. 2004-OP1, Class M1, 1.070%, 11/25/34(a)	403,733
654	Ser. 2004-WMC1, Class M1, 1.130%, 06/25/34(a)	636,062
254	Ser. 2004-WMC2, Class M1, 1.115%, 07/25/34(a)	244,853
383	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3, 1.180%, 02/25/33(a)	366,406
418	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.325%, 10/25/33(a)	408,299
907	Ser. 2005-C, Class A2C, 0.450%, 12/25/35(a)	836,908
356	Option One Mortgage Loan Trust, Ser. 2003-6, Class A2, 0.860%, 11/25/33(a)	332,601

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
230	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1, 5.100%, 09/25/34(a)	$216,097
106	Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4, 0.905%, 03/25/34(a)	100,779
376	Ser. 2004-8, Class A8, 1.200%, 09/25/34(a)	373,250
530	Structured Asset Securities Corp. Mortgage Loan Trust, Ser. 2005-NC2, Class M3, 0.630%, 05/25/35(a)	492,604
690	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-5, Class 1A1, 5.500%, 05/25/37	735,687

		19,619,301

	Total asset-backed securities	25,843,247

BANK LOANS(a) 2.0%

Aerospace & Defense
97	Booz Allen & Hamilton, Inc., 2.700%, 12/31/17	97,683

Automotive 0.1%
197	Chrysler LLC, 6.000%, 05/24/17	199,283

Cable 0.2%
478	Cequel Communications Holdings LLC, 3.500%, 02/14/19	479,828
54	Kabel Deutschland Vertrieb und Service GmbH (Germany), 3.250%, 02/01/19	53,761

		533,589

Chemicals
174	Rockwood Holdings, Inc., 3.750%, 02/09/18	174,890

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
BANK LOANS(a) (Continued)

Electric
87	Calpine Corp., 4.000%, 04/01/18	$88,294
87	4.000%, 04/01/18	88,293

		176,587

Foods
143	Del Monte Foods Co., 4.000%, 03/08/18	144,411

Gaming 0.1%
129	CCM Merger, Inc., 6.000%, 03/01/17	130,410
247	Scientific Games Corp., 3.200%, 06/30/15	247,404

		377,814

Healthcare & Pharmaceutical 0.8%
103	Alere, Inc., 3.284%, 06/30/16	102,646
37	3.533%, 06/30/17	37,183
100	3.534%, 06/30/17	101,141
466	Community Health Systems, Inc., 3.787%, 01/25/17	470,250
222	DaVita, Inc., 4.000%, 11/01/19	224,605
56	HCA, Inc., 3.450%, 02/02/16	55,821
134	3.530%, 03/31/17	133,756
472	Hologic, Inc., 2.200%, 08/01/17	472,491
441	RPI Finance Trust, 3.500%, 05/09/18	444,182
151	4.000%, 11/09/18	151,934
370	Universal Health Services, Inc., 2.034%, 08/15/16	370,775

		2,564,784

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
	BANK LOANS(a) (Continued)

	Pipelines & Other
	101	Energy Transfer Equity LP, 3.750%, 03/24/17	$101,630

	Retailers 0.2%
GBP	400	Alliance Boots Ltd. (United Kingdom), 3.993%, 07/09/17	613,573

	Technology 0.5%
	18	First Data Corp., 4.200%, 03/24/17	18,032
	237	4.200%, 03/26/18	236,173
	300	4.278%, 09/24/18	299,250
	34	Flextronics International Ltd. (Singapore), 2.450%, 10/01/14	33,972
	300	Freescale Semiconductor, Inc., 5.000%, 02/28/20	303,375
	424	NXP BV (Netherlands), 3.778%, 01/11/20	433,829
	138	Sensata Technologies BV (Netherlands), 3.750%, 05/12/18	139,903
	122	SunGard Data Systems, Inc., 4.000%, 03/06/20	123,030

			1,587,564

	Telecommunications 0.1%
	288	Fibertech Networks LLC, 4.500%, 12/18/19	292,353

		Total bank loans	6,864,161

	COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
	99	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A2, 5.589%, 09/15/40	98,825
	400	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.985%, 05/15/46(a)	424,602
	398	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	410,167

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
195	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45	$197,286
254	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2, 5.827%, 02/15/51	260,624
956	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A2, 5.845%, 07/15/40	960,102
740	Morgan Stanley Capital I, Inc., Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	763,608
364	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C34, Class A2, 5.569%, 05/15/46	364,942

	Total commercial mortgage-backed securities	3,480,156

CORPORATE BONDS 20.1%

Aerospace & Defense 0.2%
350	B/E Aerospace, Inc., Sr. Unsec’d. Notes, 5.250%, 04/01/22	372,750
100	Textron, Inc., Sr. Unsec’d. Notes, 5.600%, 12/01/17	113,199
200	7.250%, 10/01/19	243,010

		728,959

Airlines 0.2%
92	Continental Airlines, Inc., Pass-thru Certs., Ser. A, 4.750%, 01/12/21	101,320
206	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	239,697
22	Ser. 2A, 4.950%, 05/23/19	23,852
213	Ser. A, 5.300%, 04/15/19	236,425
111	United Airlines, Inc., Pass-thru Certs., Ser. 071A, 6.636%, 07/02/22	121,004

		722,298

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive 0.4%
50	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	$55,595
350	Delphi Corp., Gtd. Notes, 5.875%, 05/15/19	379,313
460	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 4.207%, 04/15/16	491,285
225	5.625%, 09/15/15	245,555
100	Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN, 2.700%, 03/15/17	103,505
75	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	80,772

		1,356,025

Banking 5.5%
506	American Express Co., Sr. Unsec’d. Notes, 2.650%, 12/02/22	507,060
750	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.800%, 09/19/16	795,547
235	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)	266,966
225	Sr. Unsec’d. Notes, 5.700%, 01/24/22	268,177
540	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	617,988
700	5.875%, 02/07/42	875,243
120	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	127,655
400	Sub. Notes, 4.750%, 08/15/13	404,543
200	Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	249,058
420	Capital One Bank USA NA, Sub. Notes, 3.375%, 02/15/23	427,359
115	Capital One Financial Corp., Sub. Notes, 6.150%, 09/01/16	131,856

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
425	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22	$479,888
385	6.125%, 05/15/18	463,382
110	8.125%, 07/15/39	167,495
605	8.500%, 05/22/19	813,853
300	Sub. Notes, 5.500%, 02/15/17	336,459
1,200	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 5.250%, 07/27/21	1,391,353
205	6.250%, 02/01/41	255,741
1,300	Sr. Unsec’d. Notes, MTN, 7.500%, 02/15/19	1,639,281
185	Sub. Notes, 6.750%, 10/01/37	212,246
225	HSBC USA, Inc., Sr. Unsec’d. Notes, 2.375%, 02/13/15	231,803
450	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)	524,096
800	Sr. Unsec’d. Notes, 3.150%, 07/05/16	850,518
30	4.250%, 10/15/20	33,602
830	4.350%, 08/15/21	931,995
500	5.600%, 07/15/41	612,922
150	6.000%, 01/15/18	178,803
90	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21	106,274
325	Morgan Stanley, Sr. Unsec’d. Notes, 6.375%, 07/24/42	412,101
1,970	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	2,294,944
345	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 3.000%, 09/24/15	357,019
50	4.625%, 04/19/16	53,680
245	State Street Corp., Jr. Sub. Debs., 4.956%, 03/15/18(a)	278,515

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
340	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	$361,960
370	Wachovia Bank NA, Sub. Notes, 4.875%, 02/01/15	395,856
425	Wells Fargo & Co., Sr. Unsec’d. Notes, 3.676%, 06/15/16	459,433
120	Sr. Unsec’d. Notes, MTN, 3.500%, 03/08/22	128,729
130	4.600%, 04/01/21	150,342

		18,793,742

Brokerage 0.1%
450	Jefferies Group, Inc., Sr. Unsec’d. Notes, 5.125%, 01/20/23	488,314
100	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 6.875%, 05/02/18(f)	24,125

		512,439

Building Materials & Construction 0.4%
250	Cemex Finance LLC, Sr. Sec’d. Notes, RegS, 9.500%, 12/14/16	268,750
110	CRH America, Inc., Gtd. Notes, 8.125%, 07/15/18	136,781
260	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13	264,092
270	Owens Corning, Gtd. Notes, 4.200%, 12/15/22	284,866
420	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	444,839

		1,399,328

Cable 1.1%
250	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	267,813

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	CORPORATE BONDS (Continued)

	Cable (cont’d.)
	325	CSC Holdings LLC, Sr. Unsec’d. Notes, 6.750%, 11/15/21	$371,313
	185	8.625%, 02/15/19	225,237
	125	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	133,120
	225	3.550%, 03/15/15	235,578
	65	4.750%, 10/01/14	68,537
	900	DISH DBS Corp., Gtd. Notes, 6.625%, 10/01/14	956,250
GBP	500	Lynx I Corp., Sr. Sec’d. Notes, 144A, 6.000%, 04/15/21	819,392
	195	Time Warner Cable, Inc., Gtd. Notes, 6.750%, 07/01/18	242,168
	300	8.750%, 02/14/19	401,120

			3,720,528

	Capital Goods 1.4%
	200	ABB Finance USA, Inc., Gtd. Notes, 2.875%, 05/08/22	206,428
	400	Actuant Corp., Gtd. Notes, 5.625%, 06/15/22	417,000
	300	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	305,625
	145	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.850%, 09/01/17	172,552
	250	ERAC USA Finance Co., Gtd. Notes, 144A, 6.375%, 10/15/17 (original cost $273,750; purchased 02/09/10)(d)(e)	300,741
	190	7.000%, 10/15/37, (original cost $221,242; purchased 10/26/11)(d)(e)	250,367
		Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A, 2.500%, 03/15/16
	1,000	(original cost $998,520; purchased 09/24/12)(d)(e) Unsec’d. Notes, 144A, 3.125%, 05/11/15	1,034,854
	125	(original cost $124,879; purchased 05/08/12)(d)(e)	129,969

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
750	United Rentals North America, Inc., Gtd. Notes, 7.625%, 04/15/22	$860,625
675	United Technologies Corp., Sr. Unsec’d. Notes, 4.500%, 06/01/42	746,051
225	Xylem, Inc., Sr. Unsec’d. Notes, 4.875%, 10/01/21	257,139

		4,681,351

Chemicals 0.4%
300	Ashland, Inc., Gtd. Notes, 144A, 4.750%, 08/15/22	313,500
175	Sr. Unsec’d. Notes, 144A, 3.875%, 04/15/18	180,250
152	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 9.400%, 05/15/39	250,962
400	Reliance Holdings USA, Inc., Gtd. Notes, 144A, 5.400%, 02/14/22	450,840

		1,195,552

Consumer 0.1%
250	Service Corp. International, Sr. Unsec’d. Notes, 7.000%, 06/15/17	287,500

Electric 0.3%
250	AES Corp. (The), Sr. Unsec’d. Notes, 8.000%, 10/15/17	299,375
250	9.750%, 04/15/16	302,500
350	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	364,695
105	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	131,688
50	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	62,495

		1,160,753

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other 0.2%
175	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	$209,466
35	6.450%, 09/15/36	44,731
170	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	179,030
200	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 05/01/18	244,016

		677,243

Foods 1.1%
225	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 8.000%, 11/15/39	363,949
475	ARAMARK Corp., Gtd. Notes, 144A, 5.750%, 03/15/20	497,562
250	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 7.000%, 04/15/19	313,280
800	Cott Beverages, Inc., Gtd. Notes, 8.125%, 09/01/18	878,000
200	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	227,000
150	HJ Heinz Co., Sr. Unsec’d. Notes, 1.500%, 03/01/17	151,219
100	2.850%, 03/01/22	101,125
60	3.125%, 09/12/21	60,675
300	Ingles Markets, Inc., Sr. Unsec’d. Notes, 8.875%, 05/15/17	314,625
	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A, 7.250%, 06/01/21
190	(original cost $175,275; purchased 12/08/11)(d)(e)	201,400
75	Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 6.875%, 01/26/39	103,385
350	Stater Bros. Holdings, Inc., Gtd. Notes, 7.750%, 04/15/15	350,000
90	Tyson Foods, Inc., Gtd. Notes, 6.600%, 04/01/16	102,892

		3,665,112

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming 0.3%
205	Ameristar Casinos, Inc., Gtd. Notes, 7.500%, 04/15/21	$228,575
200	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 9.500%, 10/15/15	213,060
400	Pinnacle Entertainment, Inc., Gtd. Notes, 8.625%, 08/01/17	423,000
	Yonkers Racing Corp., Sec’d. Notes, 144A, 11.375%, 07/15/16
250	(original cost $263,750; purchased 06/28/12)(d)(e)	268,125

		1,132,760

Healthcare & Pharmaceutical 1.1%
710	AbbVie, Inc., Sr. Unsec’d. Notes, 144A, 4.400%, 11/06/42	749,781
280	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	320,950
45	5.375%, 05/15/43	53,710
50	Becton Dickinson and Co., Sr. Unsec’d. Notes, 5.000%, 11/12/40	58,279
125	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	156,353
250	HCA, Inc., Gtd. Notes, 8.000%, 10/01/18	297,187
	Sr. Unsec’d. Notes,
400	7.190%, 11/15/15	444,000
35	Sr. Unsec’d. Notes, MTN, 9.000%, 12/15/14	38,894
170	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17	188,901
500	Valeant Pharmaceuticals International, Gtd. Notes, 144A, 6.500%, 07/15/16	520,937
200	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 5.000%, 08/15/14	209,933
70	Wyeth, Gtd. Notes, 6.450%, 02/01/24	94,687
415	Zoetis, Inc., Sr. Unsec’d. Notes, 144A, 3.250%, 02/01/23	426,107

		3,559,719

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Insurance 0.4%
225	Cigna Corp., Sr. Unsec’d. Notes, 5.375%, 02/15/42	$265,089
140	5.875%, 03/15/41	172,916
360	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	388,398
235	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.625%, 11/15/37	315,918
95	WellPoint, Inc., Sr. Unsec’d. Notes, 4.625%, 05/15/42	100,876

		1,243,197

Insurance 0.8%
300	American International Group, Inc., Sr. Unsec’d. Notes, 4.875%, 09/15/16	333,973
75	6.400%, 12/15/20	93,840
100	8.250%, 08/15/18	129,679
300	Sr. Unsec’d. Notes, MTN, 5.850%, 01/16/18	351,907
140	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)	155,750
175	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, 5.125%, 04/15/22	207,392
90	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	103,852
30	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)	30,375
80	Sr. Unsec’d. Notes, 6.300%, 10/09/37	102,162
200	8.750%, 07/01/19	272,487
100	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 02/15/19	131,405
50	Northwestern Mutual Life Insurance, Sub. Notes, 144A, 6.063%, 03/30/40	64,429
100	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	111,250

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
210	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	$290,540
245	Unum Group, Sr. Unsec’d. Notes, 7.125%, 09/30/16	288,310

		2,667,351

Lodging 0.1%
185	Felcor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	205,581
125	Marriott International, Inc., Sr. Unsec’d. Notes, 3.000%, 03/01/19	131,513

		337,094

Media & Entertainment 1.2%
250	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 9.125%, 08/01/18	280,156
225	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	287,213
500	Liberty Interactive LLC, Sr. Unsec’d. Notes, 8.250%, 02/01/30	560,000
100	NBCUniversal Media LLC, Gtd. Notes, 4.375%, 04/01/21	115,359
415	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	510,113
120	6.150%, 02/15/41	150,720
60	6.900%, 08/15/39	78,677
450	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 11.625%, 02/01/14	484,312
600	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	617,250
450	8.600%, 08/15/16	522,000
200	SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes, 11.125%, 06/01/18	221,500
55	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	57,697

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
233	4.500%, 02/27/42	$227,396

		4,112,393

Metals 0.3%
525	Barrick North America Finance LLC, Sr. Unsec’d. Notes, 144A, 5.750%, 05/01/43	527,096
100	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	111,095
400	Peabody Energy Corp., Gtd. Notes, 6.000%, 11/15/18	432,000

		1,070,191

Non-Captive Finance 0.8%
165	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 4.625%, 01/07/21	188,793
585	5.875%, 01/14/38(g)	708,912
100	Sub. Notes, 5.300%, 02/11/21	116,174
200	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	214,000
75	Sr. Unsec’d. Notes, 5.750%, 05/15/16	81,576
125	6.250%, 05/15/19	140,157
55	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	59,812
510	Sr. Unsec’d. Notes, MTN, 5.050%, 11/14/14	533,737
75	6.000%, 01/25/17	81,188
225	8.450%, 06/15/18	264,211
390	Sr. Unsec’d. Notes, Ser. A, MTN, 5.000%, 04/15/15	412,446

		2,801,006

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging 0.2%
140	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 08/01/19	$164,150
400	Owens-Brockway Glass Container, Inc., Gtd. Notes, 7.375%, 05/15/16	458,000

		622,150

Paper 0.4%
130	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	158,224
75	7.300%, 11/15/39	102,795
200	7.950%, 06/15/18	257,844
450	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19	550,238
175	Rock-Tenn Co., Gtd. Notes, 4.450%, 03/01/19	192,119

		1,261,220

Pipelines & Other 0.5%
200	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.625%, 11/01/37	273,681
85	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	94,189
420	5.150%, 02/01/43	438,062
170	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 7.300%, 08/15/33	224,374
75	Northwest Pipeline GP, Sr. Unsec’d. Notes, 6.050%, 06/15/18	90,806
600	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 6.875%, 02/01/21	667,500

		1,788,612

Railroads 0.1%
300	Norfolk Southern Corp., Sr. Unsec’d. Notes, 6.000%, 03/15/2105	377,714

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts 0.2%
250	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	$262,638
45	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	47,585
95	4.200%, 02/01/15	100,021
40	6.125%, 05/30/18	49,055
200	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	221,528

		680,827

Retailers 0.4%
200	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 09/15/39	254,171
75	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22	80,300
350	QVC, Inc., Sr. Sec’d. Notes, 144A, 7.500%, 10/01/19	385,899
450	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16	471,094

		1,191,464

Technology 1.0%
250	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	264,107
190	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.000%, 03/01/18	194,481
50	3.375%, 11/01/15	51,899
650	Ceridian Corp., Gtd. Notes, 11.250%, 11/15/15	673,563
	CommScope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19
400	(original cost $391,250; purchased 09/29/11)(d)(e)	437,000
50	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	52,438
45	3.125%, 06/15/16	47,418

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	41

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
655	Jabil Circuit, Inc., Sr. Unsec’d. Notes, 4.700%, 09/15/22	$664,825
150	SunGard Data Systems, Inc., Gtd. Notes, 7.625%, 11/15/20	165,750
400	TransUnion LLC/TransUnion Financing Corp., Gtd. Notes, 11.375%, 06/15/18	458,000
225	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	237,310

		3,246,791

Telecommunications 0.6%
375	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	423,408
200	CC Holdings GS V LLC, Sr. Sec’d. Notes, 144A, 2.381%, 12/15/17	202,212
250	MetroPCS Wireless, Inc., Gtd. Notes, 7.875%, 09/01/18	275,312
465	Qwest Corp., Sr. Unsec’d. Notes, 6.500%, 06/01/17	539,059
400	Sprint Nextel Corp., Sr. Unsec’d. Notes, 7.000%, 08/15/20	438,000
85	Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.400%, 02/15/38	107,007

		1,984,998

Tobacco 0.3%
250	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	416,642
	Lorillard Tobacco Co., Gtd. Notes,
60	3.500%, 08/04/16	63,524
80	8.125%, 06/23/19	102,424
300	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	360,273

		942,863

	Total corporate bonds	67,921,180

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
MUNICIPAL BONDS 0.5%
100	Chicago IL Brd. Ed., BABs, Taxable Ser. E, 6.138%, 12/01/39	$110,770
275	Connecticut St. Spl. Tax Obligation Rev., BABs, 5.459%, 11/01/30	343,412
175	District of Columbia Income Tax Rev., BABs, 5.582%, 12/01/35	222,659
125	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth., BABs, 6.731%, 07/01/43	161,114
250	New York, NY, BABs, 5.968%, 03/01/36	322,460
150	University of Calif. Rev. BABs, 5.770%, 05/15/43	189,924
250	University TX, Perm. Univ. BABs, 5.262%, 07/01/39	318,540

	Total municipal bonds	1,668,879

U.S GOVERNMENT AGENCY OBLIGATION 0.1%
200	Federal National Mortgage Association, 0.750%, 12/19/14	201,673

U.S. TREASURY SECURITIES 0.5%
800	U.S. Treasury Notes, 0.250%, 04/15/16	798,625
900	2.000%, 02/15/23	926,297

	Total U.S. treasury securities	1,724,922

PREFERRED STOCK

Shares

Banking
4,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	112,960

	Total long-term investments (cost 306,500,333)	326,905,823

SHORT-TERM INVESTMENT 0.7%

Affiliated Money Market Mutual Fund
2,454,975	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost 2,454,975)(h)	2,454,975

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Value (Note 1)
Total Investments 97.2% (cost 308,955,308; Note 5)	$329,360,798
Other assets in excess of liabilities(i) 2.8%	9,363,641

Net Assets 100.0%	$338,724,439

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BABs—Build America Bonds

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

GMTN—Global Medium Term Note

MTN—Medium Term Note

PSI—Private Sector Involvement

AED—United Arab Emirates Dirham

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

ZAR—South African Rand

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

BOBL— Bundesobligationen - German Federal Obligations

bps— Basis Points

BUBOR— Budapest Interbank Offered Rate

BTP—Buoni del Tesoro Poliennali - Long Term Italian fixed-rate Treasury Bonds and Notes

BZDIOVER—Overnight Brazil Cetip Interbank Deposit

CIBOR—Copenhagen Interbank Offered Rate

COLIBOR—Colombia Interbank Offered Rate

CP—Commercial Paper

CPI—Consumer Price Index

EONIA—Euro Overnight Index Average

EIBOR—Emirates Interbank Offered Rate

EURIBOR—Euro Interbank Offered Rate

HIBOR—Hong Kong Interbank Offered Rate

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

MIBOR—Mumbai Interbank Offered Rate

MOSPRIME—Moscow Prime Offered Rate

NIBOR—Norwegian Interbank Offered Rate

OIS—Overnight Index Swap

SOR—Swap Offer Rate

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Represents a step bond. Rate shown reflects the rate in effect at April 30, 2013.
(d)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

(e)	Indicates a restricted security, the aggregate original cost of such securities is $2,448,666. The aggregate value of $2,622,456 is approximately 0.8% of net assets.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at April 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Appreciation (Depreciation)
	Long Positions:
41	90 Day Euro Dollar	Dec. 2013	$13,443,650	$13,470,395	$26,745
56	90 Day Euro Dollar	Dec. 2014	18,296,947	18,374,620	77,673
20	2 Year U.S. Treasury Notes	Jun. 2013	4,411,275	4,412,500	1,225
81	5 Year U.S. Treasury Notes	Jun. 2013	10,077,950	10,095,891	17,941
52	10 Year U.S. Treasury Notes	Jun. 2013	6,940,705	6,934,688	(6,017)
42	Euro-BTP Italian Gov’t. Bond	Jun. 2013	5,974,880	6,413,417	438,537
92	U.S. Long Bond	Jun. 2013	13,131,996	13,650,500	518,504
	Short Positions:
15	30 Day Fed Fund	Dec. 2013	6,240,787	6,242,374	(1,587)
54	90 Day Euro Dollar	Dec. 2013	13,449,613	13,458,150	(8,537)
26	Euro-BOBL	Jun. 2013	4,328,765	4,339,325	(10,560)
18	Euro-Bund	Jun. 2013	3,464,942	3,474,695	(9,753)
98	Euro Schatz	Jun. 2013	14,289,273	14,293,522	(4,249)
33	U.S. Ultra Bond	Jun. 2013	5,425,252	5,423,344	1,908

					$1,041,830

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Argentine Peso
Expiring 10/21/13	Citibank NA	ARS	6,234,100	$1,005,500	$968,084	$(37,416)
Expiring 10/21/13	Citibank NA	ARS	4,143,312	667,200	643,409	(23,791)

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Australian Dollar
Expiring 07/23/13	Goldman Sachs	AUD	10,400,605	$10,636,761	$10,714,572	$77,811
Expiring 07/23/13	Goldman Sachs	AUD	1,629,289	1,673,400	1,678,473	5,073
Expiring 07/23/13	Goldman Sachs	AUD	687,959	706,500	708,726	2,226
Brazilian Real
Expiring 07/08/13	Citibank NA	BRL	4,035,472	2,011,400	1,998,256	(13,144)
Expiring 07/08/13	Citibank NA	BRL	2,062,578	1,016,900	1,021,333	4,433
Expiring 07/08/13	Citibank NA	BRL	2,046,541	979,300	1,013,391	34,091
Expiring 07/08/13	Citibank NA	BRL	2,031,700	1,000,000	1,006,043	6,043
Expiring 07/08/13	Citibank NA	BRL	2,027,461	1,002,800	1,003,944	1,144
Expiring 07/08/13	Citibank NA	BRL	1,769,276	886,100	876,097	(10,003)
Expiring 07/08/13	Citibank NA	BRL	1,701,426	817,600	842,500	24,900
Expiring 07/08/13	Citibank NA	BRL	1,681,008	808,200	832,389	24,189
Expiring 07/08/13	Citibank NA	BRL	1,659,458	828,900	821,718	(7,182)
Expiring 07/08/13	Citibank NA	BRL	1,647,350	786,700	815,723	29,023
Expiring 07/08/13	Citibank NA	BRL	1,465,869	723,600	725,858	2,258
Expiring 07/08/13	Citibank NA	BRL	1,350,856	649,700	668,907	19,207
British Pound
Expiring 07/24/13	Deutsche Bank AG	GBP	2,182,400	3,324,727	3,388,329	63,602
Expiring 07/24/13	UBS AG	GBP	874,700	1,334,579	1,358,033	23,454
Expiring 07/24/13	UBS AG	GBP	677,000	1,034,001	1,051,090	17,089
Expiring 07/25/13	Goldman Sachs	GBP	8,377,097	12,772,678	13,005,963	233,285
Expiring 07/25/13	Goldman Sachs	GBP	2,047,240	3,124,313	3,178,467	54,154
Expiring 07/25/13	Goldman Sachs	GBP	1,083,184	1,676,500	1,681,710	5,210
Expiring 07/25/13	Goldman Sachs	GBP	672,533	1,037,182	1,044,148	6,966
Expiring 07/25/13	Goldman Sachs	GBP	100,184	154,507	155,542	1,035
Expiring 07/25/13	JPMorgan	GBP	1,099,486	1,700,000	1,707,020	7,020
Canadian Dollar
Expiring 07/22/13	Citibank NA	CAD	13,108,862	12,752,035	12,986,573	234,538
Expiring 07/22/13	Goldman Sachs	CAD	2,058,432	2,002,600	2,039,230	36,630
Expiring 07/22/13	Goldman Sachs	CAD	1,023,305	1,014,600	1,013,759	(841)
Expiring 07/22/13	HSBC	CAD	1,710,749	1,673,400	1,694,790	21,390
Chilean Peso
Expiring 06/11/13	Citibank NA	CLP	797,068,944	1,668,800	1,682,190	13,390
Expiring 06/11/13	Citibank NA	CLP	479,050,000	1,000,000	1,011,021	11,021
Expiring 06/11/13	Credit Suisse International	CLP	2,725,143,415	5,665,579	5,751,333	85,754
Expiring 08/16/13	Citibank NA	CLP	473,267,221	988,300	990,081	1,781
Expiring 08/16/13	Citibank NA	CLP	404,364,550	840,500	845,936	5,436

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	47

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi
Expiring 06/13/13	UBS AG	CNY	33,733,663	$5,260,200	$5,459,463	$199,263
Expiring 07/12/13	Citibank NA	CNY	37,054,523	5,910,434	5,987,991	77,557
Expiring 10/29/13	Citibank NA	CNY	32,635,200	5,223,722	5,250,732	27,010
Expiring 10/29/13	Citibank NA	CNY	19,118,084	3,023,100	3,075,941	52,841
Expiring 10/29/13	JPMorgan	CNY	49,107,200	7,861,680	7,900,940	39,260
Expiring 10/29/13	UBS AG	CNY	52,086,740	8,209,100	8,380,323	171,223
Colombian Peso
Expiring 05/14/13	Citibank NA	COP	3,629,169,020	2,011,400	1,986,339	(25,061)
Expiring 05/14/13	Citibank NA	COP	3,022,474,000	1,660,700	1,654,279	(6,421)
Expiring 05/14/13	Citibank NA	COP	1,819,137,770	1,011,700	995,661	(16,039)
Expiring 05/14/13	Citibank NA	COP	1,803,903,950	1,008,500	987,324	(21,176)
Expiring 06/07/13	Citibank NA	COP	3,604,328,000	1,980,400	1,968,961	(11,439)
Expiring 06/07/13	Citibank NA	COP	3,001,979,430	1,647,900	1,639,912	(7,988)
Expiring 06/07/13	Citibank NA	COP	1,495,401,180	819,600	816,903	(2,697)
Expiring 06/07/13	UBS AG	COP	2,105,615,400	1,148,100	1,150,249	2,149
Expiring 10/23/13	Citibank NA	COP	3,116,999,970	1,672,300	1,681,752	9,452
Expiring 10/23/13	Citibank NA	COP	1,615,337,932	867,100	871,543	4,443
Czech Koruna
Expiring 07/24/13	Citibank NA	CZK	85,047,354	4,278,133	4,344,227	66,094
Expiring 07/24/13	Morgan Stanley	CZK	32,426,628	1,639,900	1,656,356	16,456
Expiring 07/24/13	UBS AG	CZK	21,145,064	1,073,000	1,080,092	7,092
Euro
Expiring 07/24/13	Goldman Sachs	EUR	1,947,800	2,543,861	2,566,683	22,822
Expiring 07/24/13	Goldman Sachs	EUR	1,538,800	2,009,700	2,027,730	18,030
Expiring 07/25/13	Citibank NA	EUR	2,022,520	2,642,200	2,665,164	22,964
Expiring 07/25/13	Goldman Sachs	EUR	3,390,800	4,427,049	4,468,207	41,158
Expiring 07/25/13	Goldman Sachs	EUR	3,241,347	4,216,685	4,271,266	54,581
Expiring 07/25/13	Goldman Sachs	EUR	1,017,700	1,330,376	1,341,068	10,692
Hungarian Forint
Expiring 07/24/13	Citibank NA	HUF	386,578,035	1,682,100	1,686,541	4,441
Expiring 07/24/13	Goldman Sachs	HUF	1,940,232,572	8,390,594	8,464,738	74,144
Expiring 07/24/13	Goldman Sachs	HUF	310,582,859	1,352,800	1,354,993	2,193
Indian Rupee
Expiring 07/10/13	UBS AG	INR	49,635,402	904,600	908,478	3,878
Expiring 07/10/13	UBS AG	INR	36,918,473	664,300	675,720	11,420
Expiring 07/15/13	Citibank NA	INR	705,926,163	12,686,132	12,907,306	221,174
Expiring 07/15/13	UBS AG	INR	91,374,472	1,672,300	1,670,711	(1,589)
Expiring 11/05/13	UBS AG	INR	93,427,750	1,691,000	1,674,518	(16,482)

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah
Expiring 05/28/13	UBS AG	IDR	9,103,466,400	$927,600	$932,969	$5,369
Expiring 05/28/13	UBS AG	IDR	5,470,090,000	559,600	560,602	1,002
Expiring 07/03/13	UBS AG	IDR	16,204,749,000	1,627,800	1,653,468	25,668
Expiring 07/03/13	UBS AG	IDR	11,439,675,000	1,173,300	1,167,259	(6,041)
Expiring 07/03/13	UBS AG	IDR	10,065,000,000	1,000,000	1,026,992	26,992
Expiring 07/03/13	UBS AG	IDR	9,916,424,000	1,004,500	1,011,832	7,332
Expiring 07/03/13	UBS AG	IDR	7,385,904,500	739,700	753,628	13,928
Expiring 07/03/13	UBS AG	IDR	6,452,514,000	662,000	658,389	(3,611)
Expiring 07/11/13	UBS AG	IDR	16,401,060,000	1,677,000	1,671,645	(5,355)
Expiring 07/11/13	UBS AG	IDR	16,356,982,500	1,678,500	1,667,153	(11,347)
Expiring 07/11/13	UBS AG	IDR	6,553,578,000	670,100	667,960	(2,140)
Israeli New Shekel
Expiring 07/24/13	Citibank NA	ILS	3,635,547	1,003,989	1,011,307	7,318
Expiring 07/24/13	HSBC	ILS	9,394,881	2,582,040	2,613,392	31,352
Expiring 07/24/13	UBS AG	ILS	3,634,861	1,000,000	1,011,116	11,116
Expiring 07/24/13	UBS AG	ILS	2,422,086	667,000	673,756	6,756
Japanese Yen
Expiring 07/25/13	JPMorgan	JPY	2,771,825,133	27,896,257	28,447,272	551,015
Expiring 07/25/13	JPMorgan	JPY	149,861,626	1,506,495	1,538,031	31,536
Malaysian Ringgit
Expiring 05/20/13	UBS AG	MYR	1,895,972	611,900	622,209	10,309
Expiring 08/07/13	UBS AG	MYR	16,769,654	5,363,200	5,472,019	108,819
Expiring 08/07/13	UBS AG	MYR	5,242,727	1,680,900	1,710,727	29,827
Expiring 08/07/13	UBS AG	MYR	5,167,032	1,656,100	1,686,027	29,927
Expiring 08/07/13	UBS AG	MYR	3,036,581	986,800	990,851	4,051
Expiring 08/07/13	UBS AG	MYR	2,649,856	852,400	864,661	12,261
Expiring 08/07/13	UBS AG	MYR	2,554,398	819,900	833,513	13,613
Expiring 08/07/13	UBS AG	MYR	2,545,535	818,500	830,620	12,120
Expiring 08/07/13	UBS AG	MYR	2,541,700	820,300	829,369	9,069
Mexican Peso
Expiring 07/22/13	Citibank NA	MXN	112,168,175	9,049,297	9,172,578	123,281
Expiring 07/22/13	UBS AG	MXN	16,801,592	1,366,000	1,373,954	7,954
New Zealand Dollar
Expiring 07/23/13	Citibank NA	NZD	1,379,320	1,155,324	1,175,357	20,033
Expiring 07/23/13	Goldman Sachs	NZD	5,381,275	4,510,375	4,585,533	75,158
Expiring 07/23/13	Goldman Sachs	NZD	1,468,560	1,234,900	1,251,400	16,500
Expiring 07/23/13	Goldman Sachs	NZD	1,182,508	1,004,000	1,007,648	3,648
Norwegian Krone
Expiring 07/24/13	Citibank NA	NOK	9,870,022	1,668,800	1,705,953	37,153

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	49

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Norwegian Krone (cont’d.)
Expiring 07/24/13	Deutsche Bank AG	NOK	5,880,713	$1,009,200	$1,016,434	$7,234
Expiring 07/24/13	Goldman Sachs	NOK	31,259,456	5,318,153	5,402,944	84,791
Expiring 07/24/13	Goldman Sachs	NOK	9,845,394	1,676,500	1,701,697	25,197
Expiring 07/24/13	Goldman Sachs	NOK	9,819,623	1,673,400	1,697,242	23,842
Expiring 07/24/13	Morgan Stanley	NOK	7,820,503	1,352,800	1,351,711	(1,089)
Peruvian Nuevo Sol
Expiring 05/31/13	Citibank NA	PEN	8,335,991	3,219,524	3,146,801	(72,723)
Expiring 05/31/13	Citibank NA	PEN	2,549,633	986,700	962,476	(24,224)
Philippine Peso
Expiring 05/31/13	UBS AG	PHP	41,180,000	1,000,000	999,280	(720)
Expiring 06/18/13	Citibank NA	PHP	28,877,263	706,132	700,078	(6,054)
Expiring 06/18/13	UBS AG	PHP	48,205,308	1,170,600	1,168,652	(1,948)
Polish Zloty
Expiring 07/24/13	Citibank NA	PLN	2,312,182	733,000	727,453	(5,547)
Expiring 07/24/13	Goldman Sachs	PLN	29,234,712	9,229,848	9,197,749	(32,099)
Expiring 07/24/13	UBS AG	PLN	5,339,774	1,682,100	1,679,986	(2,114)
Romanian Leu
Expiring 07/24/13	Goldman Sachs	RON	3,359,098	1,000,000	1,014,044	14,044
Expiring 07/24/13	UBS AG	RON	28,606,504	8,501,609	8,635,725	134,116
Russian Rouble
Expiring 06/13/13	Citibank NA	RUB	86,628,424	2,769,362	2,760,601	(8,761)
Expiring 06/13/13	Citibank NA	RUB	50,500,366	1,581,200	1,609,303	28,103
Expiring 06/13/13	Citibank NA	RUB	31,679,534	1,017,800	1,009,536	(8,264)
Expiring 10/09/13	Citibank NA	RUB	107,056,927	3,321,500	3,347,028	25,528
Expiring 10/09/13	Citibank NA	RUB	79,692,800	2,511,259	2,491,516	(19,743)
Expiring 10/09/13	Citibank NA	RUB	64,466,228	2,012,400	2,015,472	3,072
Expiring 10/09/13	Citibank NA	RUB	53,359,515	1,678,500	1,668,232	(10,268)
Expiring 10/09/13	Citibank NA	RUB	32,037,944	995,400	1,001,634	6,234
Singapore Dollar
Expiring 07/23/13	JPMorgan	SGD	11,614,371	9,387,095	9,430,081	42,986
South African Rand
Expiring 07/30/13	Deutsche Bank AG	ZAR	9,327,769	1,008,778	1,026,397	17,619
Expiring 07/30/13	Goldman Sachs	ZAR	9,358,221	1,000,000	1,029,747	29,747
Expiring 07/30/13	Goldman Sachs	ZAR	6,149,831	669,300	676,707	7,407
Expiring 07/30/13	UBS AG	ZAR	12,245,474	1,345,600	1,347,451	1,851
South Korean Won
Expiring 07/15/13	UBS AG	KRW	4,572,434,092	3,981,188	4,139,845	158,657
Expiring 07/15/13	UBS AG	KRW	1,882,587,600	1,674,900	1,704,480	29,580
Expiring 07/15/13	UBS AG	KRW	1,880,501,350	1,672,300	1,702,591	30,291

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
South Korean Won (cont’d.)
Expiring 07/15/13	UBS AG	KRW	1,869,523,200	$1,675,200	$1,692,651	$17,451
Expiring 07/15/13	UBS AG	KRW	1,121,640,300	1,014,600	1,015,524	924
Expiring 07/15/13	UBS AG	KRW	1,121,250,000	1,000,000	1,015,171	15,171
Expiring 10/04/13	UBS AG	KRW	2,358,676,800	2,076,300	2,129,482	53,182
Swedish Krona
Expiring 07/24/13	Citibank NA	SEK	10,916,880	1,672,300	1,681,189	8,889
Expiring 07/24/13	Deutsche Bank AG	SEK	7,284,578	1,098,338	1,121,818	23,480
Expiring 07/24/13	Goldman Sachs	SEK	31,551,010	4,814,256	4,858,825	44,569
Expiring 07/24/13	Goldman Sachs	SEK	6,612,677	1,014,600	1,018,346	3,746
Expiring 07/24/13	Morgan Stanley	SEK	20,330,052	3,079,000	3,130,808	51,808
Expiring 07/24/13	Morgan Stanley	SEK	8,827,780	1,341,200	1,359,469	18,269
Expiring 07/24/13	UBS AG	SEK	10,909,094	1,668,100	1,679,990	11,890
Swiss Franc
Expiring 07/24/13	Citibank NA	CHF	3,163,040	3,404,889	3,404,889	—
Expiring 07/24/13	Goldman Sachs	CHF	4,734,262	5,029,600	5,096,249	66,649
Expiring 07/24/13	Goldman Sachs	CHF	2,367,811	2,536,400	2,548,856	12,456
Expiring 07/24/13	JPMorgan	CHF	7,895,392	8,383,902	8,499,082	115,180
Expiring 07/24/13	UBS AG	CHF	6,322,049	6,696,376	6,805,439	109,063
Taiwan Dollar
Expiring 05/20/13	UBS AG	TWD	304,602,485	10,183,798	10,323,992	140,194
Expiring 05/20/13	UBS AG	TWD	49,484,018	1,682,100	1,677,178	(4,922)
Expiring 05/20/13	UBS AG	TWD	40,024,153	1,339,900	1,356,552	16,652
Expiring 05/20/13	UBS AG	TWD	39,971,465	1,340,200	1,354,766	14,566
Expiring 05/20/13	UBS AG	TWD	39,635,164	1,332,700	1,343,368	10,668
Expiring 05/20/13	UBS AG	TWD	29,780,000	1,000,000	1,009,343	9,343
Expiring 05/20/13	UBS AG	TWD	29,734,000	1,000,000	1,007,784	7,784
Expiring 11/13/13	UBS AG	TWD	43,613,042	1,526,800	1,482,660	(44,140)
Expiring 11/13/13	UBS AG	TWD	43,147,226	1,509,700	1,466,824	(42,876)
Expiring 11/13/13	UBS AG	TWD	10,570,196	369,200	359,342	(9,858)
Thai Baht
Expiring 05/28/13	Citibank NA	THB	28,824,467	986,700	980,442	(6,258)
Expiring 05/28/13	HSBC	THB	17,801,578	596,200	605,507	9,307
Expiring 05/28/13	JPMorgan	THB	28,102,718	956,200	955,892	(308)
Expiring 05/28/13	Morgan Stanley	THB	38,914,756	1,313,800	1,323,656	9,856
Expiring 05/28/13	UBS AG	THB	204,000,373	6,806,592	6,938,915	132,323
Expiring 05/28/13	UBS AG	THB	9,820,683	329,000	334,043	5,043
Turkish Lira
Expiring 07/30/13	Citibank NA	TRY	617,437	340,198	341,197	999

				$417,464,402	$421,958,081	$4,493,679

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	51

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Australian Dollar
Expiring 07/23/13	Citibank NA	AUD	1,130,800	$1,155,324	$1,164,936	$(9,612)
Expiring 07/23/13	Deutsche Bank AG	AUD	1,114,515	1,134,200	1,148,160	(13,960)
Expiring 07/23/13	Goldman Sachs	AUD	984,500	1,006,892	1,014,219	(7,327)
Brazilian Real
Expiring 07/18/13	Citibank NA	BRL	13,564,968	6,789,273	6,704,614	84,659
Expiring 07/18/13	Citibank NA	BRL	3,749,821	1,839,500	1,853,384	(13,884)
British Pound
Expiring 07/25/13	Deutsche Bank AG	GBP	897,604	1,366,000	1,393,586	(27,586)
Expiring 07/25/13	Goldman Sachs	GBP	3,348,900	5,110,445	5,199,375	(88,930)
Expiring 07/25/13	Goldman Sachs	GBP	1,242,400	1,891,523	1,928,903	(37,380)
Expiring 07/25/13	Goldman Sachs	GBP	657,000	1,004,183	1,020,033	(15,850)
Expiring 07/25/13	HSBC	GBP	1,290,000	1,997,015	2,002,805	(5,790)
Chilean Peso
Expiring 06/11/13	Citibank NA	CLP	1,173,873,200	2,441,500	2,477,424	(35,924)
Expiring 08/16/13	Citibank NA	CLP	811,935,096	1,672,300	1,698,579	(26,279)
Expiring 08/16/13	Citibank NA	CLP	470,108,030	967,400	983,472	(16,072)
Chinese Yuan Renminbi
Expiring 06/13/13	UBS AG	CNY	74,305,397	11,832,258	12,025,602	(193,344)
Colombian Peso
Expiring 06/07/13	Citibank NA	COP	14,458,282,945	7,905,021	7,898,228	6,793
Expiring 06/07/13	Citibank NA	COP	3,629,941,075	1,976,500	1,982,953	(6,453)
Expiring 06/07/13	Citibank NA	COP	3,082,731,960	1,676,400	1,684,026	(7,626)
Czech Koruna
Expiring 07/24/13	Citibank NA	CZK	51,816,879	2,602,000	2,646,811	(44,811)
Danish Krone
Expiring 07/24/13	Goldman Sachs	DKK	56,054,009	9,821,374	9,910,805	(89,431)
Euro
Expiring 07/24/13	Citibank NA	EUR	2,582,200	3,404,889	3,402,653	2,236
Expiring 07/24/13	Citibank NA	EUR	770,800	1,003,990	1,015,710	(11,720)
Expiring 07/24/13	Deutsche Bank AG	EUR	847,000	1,098,338	1,116,121	(17,783)
Expiring 07/24/13	JPMorgan	EUR	6,441,500	8,383,902	8,488,185	(104,283)
Expiring 07/24/13	UBS AG	EUR	5,146,400	6,696,376	6,781,588	(85,212)
Expiring 07/25/13	Goldman Sachs	EUR	2,423,700	3,159,237	3,193,816	(34,579)
Expiring 07/25/13	Goldman Sachs	EUR	2,411,200	3,155,248	3,177,345	(22,097)
Expiring 07/25/13	Goldman Sachs	EUR	1,924,468	2,501,200	2,535,956	(34,756)
Expiring 07/25/13	Goldman Sachs	EUR	1,277,443	1,668,000	1,683,344	(15,344)
Expiring 07/25/13	Goldman Sachs	EUR	962,863	1,253,077	1,268,807	(15,730)
Expiring 07/25/13	Goldman Sachs	EUR	798,000	1,037,182	1,051,560	(14,378)
Expiring 07/30/13	Deutsche Bank AG	EUR	772,000	1,008,778	1,017,337	(8,559)

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Hungarian Forint
Expiring 07/23/13	Goldman Sachs	HUF	382,212,477	$1,639,900	$1,667,641	$(27,741)
Expiring 07/24/13	Citibank NA	HUF	391,994,871	1,676,500	1,710,173	(33,673)
Expiring 07/24/13	Deutsche Bank AG	HUF	611,555,375	2,635,400	2,668,059	(32,659)
Expiring 07/24/13	Goldman Sachs	HUF	463,917,886	2,009,700	2,023,955	(14,255)
Expiring 07/24/13	Goldman Sachs	HUF	132,391,158	567,400	577,589	(10,189)
Expiring 07/24/13	UBS AG	HUF	368,292,242	1,599,200	1,606,765	(7,565)
Indian Rupee
Expiring 03/04/14	UBS AG	INR	217,437,966	3,742,800	3,824,268	(81,468)
Expiring 03/04/14	UBS AG	INR	131,736,238	2,247,100	2,316,958	(69,858)
Expiring 03/04/14	UBS AG	INR	113,548,100	1,964,500	1,997,068	(32,568)
Expiring 03/04/14	UBS AG	INR	97,169,340	1,668,000	1,709,001	(41,001)
Expiring 03/04/14	UBS AG	INR	74,665,374	1,282,800	1,313,204	(30,404)
Indonesian Rupiah
Expiring 05/28/13	UBS AG	IDR	14,573,556,400	1,466,300	1,493,571	(27,271)
Expiring 07/03/13	UBS AG	IDR	32,042,459,500	3,250,732	3,269,484	(18,752)
Expiring 07/03/13	UBS AG	IDR	19,428,905,000	1,964,500	1,982,448	(17,948)
Expiring 07/03/13	UBS AG	IDR	9,992,902,000	1,002,800	1,019,636	(16,836)
Israeli New Shekel
Expiring 07/24/13	UBS AG	ILS	2,548,302	699,700	708,866	(9,166)
Japanese Yen
Expiring 07/24/13	Deutsche Bank AG	JPY	72,699,086	733,000	746,107	(13,107)
Expiring 07/25/13	Goldman Sachs	JPY	499,769,504	5,033,792	5,129,140	(95,348)
Expiring 07/25/13	Goldman Sachs	JPY	164,724,261	1,691,325	1,690,567	758
Expiring 07/25/13	Goldman Sachs	JPY	124,105,827	1,265,615	1,273,699	(8,084)
Expiring 07/25/13	JPMorgan	JPY	328,909,852	3,353,000	3,375,605	(22,605)
Malaysian Ringgit
Expiring 05/20/13	Citibank NA	MYR	1,895,972	610,029	622,209	(12,180)
Expiring 06/11/13	HSBC	MYR	7,050,567	2,254,378	2,310,058	(55,680)
Expiring 06/11/13	UBS AG	MYR	7,142,443	2,335,200	2,340,161	(4,961)
Expiring 06/11/13	UBS AG	MYR	6,130,000	2,000,000	2,008,442	(8,442)
Expiring 06/11/13	UBS AG	MYR	4,124,417	1,352,800	1,351,330	1,470
Expiring 08/07/13	UBS AG	MYR	21,432,831	6,836,629	6,993,636	(157,007)
Mexican Peso
Expiring 07/22/13	JPMorgan	MXN	32,782,066	2,642,200	2,680,761	(38,561)
Norwegian Krone
Expiring 07/24/13	Goldman Sachs	NOK	14,412,788	2,428,985	2,491,134	(62,149)
Expiring 07/24/13	Goldman Sachs	NOK	9,624,642	1,639,929	1,663,541	(23,612)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	53

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Norwegian Krone (cont’d.)
Expiring 07/24/13	Morgan Stanley	NOK	5,682,549	$967,400	$982,183	$(14,783)
Expiring 07/24/13	Morgan Stanley	NOK	3,952,238	667,000	683,112	(16,112)
Peruvian Nuevo Sol
Expiring 08/02/13	Citibank NA	PEN	6,025,430	2,301,100	2,268,352	32,748
Expiring 08/02/13	Citibank NA	PEN	5,816,258	2,232,300	2,189,606	42,694
Expiring 08/02/13	Citibank NA	PEN	3,071,198	1,168,200	1,156,193	12,007
Philippine Peso
Expiring 06/18/13	UBS AG	PHP	38,758,000	937,826	939,619	(1,793)
Expiring 06/18/13	UBS AG	PHP	33,878,760	822,300	821,330	970
Expiring 06/18/13	UBS AG	PHP	20,593,097	498,200	499,243	(1,043)
Polish Zloty
Expiring 07/24/13	Citibank NA	PLN	9,711,523	3,034,700	3,055,414	(20,714)
Expiring 07/24/13	Citibank NA	PLN	8,378,751	2,603,400	2,636,101	(32,701)
Expiring 07/24/13	Morgan Stanley	PLN	5,263,692	1,639,900	1,656,049	(16,149)
Expiring 01/13/14	Deutsche Bank AG	PLN	1,585,620	502,688	494,471	8,217
Romanian Leu
Expiring 01/13/14	Citibank NA	RON	1,035,231	308,334	306,791	1,543
Russian Rouble
Expiring 07/18/13	Citibank NA	RUB	171,626,837	5,479,172	5,437,601	41,571
Expiring 07/18/13	Citibank NA	RUB	68,679,550	2,179,300	2,175,954	3,346
Expiring 07/18/13	Citibank NA	RUB	47,972,752	1,507,700	1,519,906	(12,206)
Singapore Dollar
Expiring 07/23/13	JPMorgan	SGD	4,149,872	3,337,600	3,369,414	(31,814)
Expiring 07/23/13	UBS AG	SGD	2,795,397	2,253,734	2,269,673	(15,939)
South African Rand
Expiring 07/30/13	Barclays Capital PLC	ZAR	7,035,909	751,494	774,208	(22,714)
Expiring 07/30/13	UBS AG	ZAR	15,199,219	1,630,293	1,672,471	(42,178)
Expiring 07/30/13	UBS AG	ZAR	3,413,345	369,925	375,593	(5,668)
South Korean Won
Expiring 10/04/13	UBS AG	KRW	1,148,101,900	996,400	1,036,540	(40,140)
Expiring 10/04/13	UBS AG	KRW	1,126,925,600	986,800	1,017,421	(30,621)
Expiring 10/04/13	UBS AG	KRW	963,212,000	852,400	869,616	(17,216)
Swedish Krona
Expiring 07/24/13	Goldman Sachs	SEK	16,677,040	2,543,861	2,568,248	(24,387)
Expiring 07/24/13	Morgan Stanley	SEK	15,281,223	2,301,100	2,353,293	(52,193)
Expiring 07/24/13	Morgan Stanley	SEK	9,064,638	1,372,200	1,395,945	(23,745)
Swiss Franc
Expiring 05/16/13	Barclays Capital	CHF	520,625	580,161	560,006	20,155
Expiring 07/24/13	Deutsche Bank AG	CHF	3,135,430	3,324,726	3,375,168	(50,442)

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Swiss Franc (cont’d.)
Expiring 07/24/13	Deutsche Bank AG	CHF	1,579,684	$1,668,800	$1,700,469	$(31,669)
Expiring 07/24/13	Goldman Sachs	CHF	10,118,003	10,826,292	10,891,637	(65,345)
Expiring 07/24/13	Goldman Sachs	CHF	2,565,858	2,753,758	2,762,046	(8,288)
Expiring 07/24/13	Goldman Sachs	CHF	1,311,933	1,391,907	1,412,245	(20,338)
Expiring 07/24/13	Goldman Sachs	CHF	772,000	828,821	831,028	(2,207)
Expiring 07/24/13	UBS AG	CHF	1,261,840	1,334,579	1,358,322	(23,743)
Expiring 07/24/13	UBS AG	CHF	965,039	1,034,001	1,038,827	(4,826)
Expiring 07/24/13	UBS AG	CHF	294,760	314,620	317,298	(2,678)
Taiwan Dollar
Expiring 08/19/13	Citibank NA	TWD	87,835,068	2,960,400	2,981,217	(20,817)
Expiring 08/19/13	UBS AG	TWD	97,612,945	3,289,400	3,313,089	(23,689)
Expiring 08/19/13	UBS AG	TWD	59,576,662	2,011,400	2,022,097	(10,697)
Expiring 08/19/13	UBS AG	TWD	50,259,690	1,677,000	1,705,868	(28,868)
Expiring 08/19/13	UBS AG	TWD	29,906,448	996,400	1,015,057	(18,657)
Expiring 08/19/13	UBS AG	TWD	29,794,614	1,004,200	1,011,262	(7,062)
Expiring 08/19/13	UBS AG	TWD	28,492,993	953,900	967,083	(13,183)
Expiring 11/13/13	UBS AG	TWD	97,330,464	3,351,600	3,308,826	42,774
Thai Baht
Expiring 05/28/13	Citibank NA	THB	96,361,936	3,334,900	3,277,677	57,223
Expiring 05/28/13	JPMorgan	THB	96,814,686	3,313,200	3,293,077	20,123
Expiring 05/28/13	JPMorgan	THB	66,752,455	2,303,000	2,270,533	32,467
Expiring 05/28/13	UBS AG	THB	62,785,740	2,133,900	2,135,609	(1,709)
Expiring 05/28/13	UBS AG	THB	39,739,988	1,352,800	1,351,725	1,075
Turkish Lira
Expiring 07/30/13	JPMorgan	TRY	1,790,477	981,759	989,421	(7,662)

				$260,120,390	$262,449,347	(2,328,957)

						$2,164,722

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	55

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Credit default swap agreements outstanding at April 30, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	250	$(32,217)	$—	$(32,217)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700%	350	(2,415)	—	(2,415)	Goldman Sachs International
Masco Corp.	09/20/13	1.000%	260	(1,173)	956	(2,129)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	600	(5,487)	10,994	(16,481)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	450	20,838	27,126	(6,288)	JPMorgan Chase Bank
SLM Corp.	06/20/14	5.000%	510	(29,087)	22,630	(51,717)	JPMorgan Chase Bank
Toll Brothers Finance Corp.	03/20/15	1.000%	420	(4,821)	926	(5,747)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	450	15,769	5,658	10,111	JPMorgan Chase Bank

				$(38,593)	$68,290	$(106,883)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.19	12/20/17	1.000%	5,000	$(83,083)	$(23,488)	$(59,595)	Citibank NA

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1):
Kingdom of Belgium	03/20/14	1.000%	3,000	$(27,844)	$(22,723)	$(5,121)	JPMorgan Chase Bank
Republic of France	03/20/14	0.250%	3,000	(4,514)	(1,811)	(2,703)	JPMorgan Chase Bank
Republic of Ireland	12/20/13	1.000%	1,300	(7,235)	(4,158)	(3,077)	HSBC Bank USA NA

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1) (cont’d.):
Republic of Italy	12/20/13	1.000%	6,000	$(17,295)	$13,693	$(30,988)	HSBC Bank USA NA

				$(56,888)	$(14,999)	$(41,889)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Netherlands	06/20/16	0.250%	2,000	0.359%	$(6,262)	$(58,845)	$52,583	HSBC Bank USA NA
Kingdom of Netherlands	06/20/17	0.250%	2,000	0.469%	(17,429)	(92,165)	74,736	Barclays Bank PLC
Republic of Belgium	09/20/15	1.000%	1,300	0.238%	25,313	(41,964)	67,277	HSBC Bank USA NA
Republic of Belgium	03/20/20	1.000%	3,000	0.954%	12,604	(14,500)	27,104	JPMorgan Chase Bank
Republic of Brazil	03/20/18	1.000%	1,500	1.056%	(2,232)	(17,514)	15,282	Deutsche Bank AG
Republic of France	03/20/14	0.250%	5,000	0.115%	7,522	(66,080)	73,602	Citibank NA
Republic of France	06/20/15	0.250%	5,000	0.235%	3,069	(176,316)	179,385	Barclays Bank PLC
Republic of France	06/20/16	0.250%	2,700	0.414%	(13,145)	(156,882)	143,737	Barclays Bank PLC
Republic of France	12/20/16	0.250%	4,500	0.510%	(41,173)	(353,862)	312,689	Citibank NA
Republic of France	12/20/16	1.000%	1,000	0.510%	(8,275)	(31,892)	23,617	UBS AG
Republic of France	06/20/17	0.250%	2,500	0.582%	(33,356)	(194,311)	160,955	Barclays Bank PLC
Republic of France	03/20/20	0.250%	3,000	1.020%	(149,979)	(188,678)	38,699	JPMorgan Chase Bank
Republic of France	03/20/22	0.250%	1,250	1.193%	(94,713)	(167,253)	72,540	Morgan Stanley Capital Services
Republic of France	09/20/22	0.250%	3,000	1.224%	(245,264)	(290,349)	45,085	HSBC Bank USA NA
Republic of Germany	06/20/17	0.250%	2,000	0.271%	(1,162)	(76,601)	75,439	Barclays Bank PLC

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	57

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2): (cont’d.):
Republic of Ireland	12/20/14	1.000%	2,000	0.691%	$12,482	$(399,762)	$412,244	HSBC Bank USA NA
Republic of Ireland	06/20/18	1.000%	2,000	1.588%	(55,008)	(81,678)	26,670	HSBC Bank USA NA
Republic of Italy	12/20/16	1.000%	2,000	2.122%	(75,750)	(293,423)	217,673	UBS AG
Republic of Portugal	12/20/13	1.000%	1,000	1.169%	75	(220,692)	220,767	HSBC Bank USA NA
Republic of Portugal	03/20/14	1.000%	400	1.384%	(900)	(123,989)	123,089	Morgan Stanley Capital Services
Republic of Portugal	12/20/14	1.000%	1,500	1.984%	(22,184)	(412,058)	389,874	Barclays Bank PLC

					$(705,767)	$(3,458,814)	$2,753,047

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Hewlett-Packard Co.	12/20/17	1.000%	800	1.577%	$(19,762)	$(81,584)	$61,822	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17	12/20/16	5.000%	4,800	$417,351	$209,028	$208,323	Deutsche Bank AG
CDX.NA.HY.19	12/20/17	5.000%	2,000	155,662	(23,264)	178,926	Citibank NA

				$573,013	$185,764	$387,249

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

The Fund entered into credit default swaps as the protection seller on corporate issues, credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Forward rate agreement outstanding at April 30, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter forward rate agreement:
CHF	75,000	12/25/13	(0.030)%	3 Month Swiss Franc LIBOR Rate(1)	$23,866	$—	$23,866	Barclays Bank PLC

(1)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	59

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Interest rate swap agreements outstanding at April 30, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	5,000	07/12/14	0.518%	3 Month LIBOR(2)	$20,164	$—	$20,164	Bank of Nova Scotia
	49,000	12/31/14	0.170%	1 Day Federal Funds Rate OIS(2)	23,925	—	23,925	Barclays Bank PLC
	9,600	03/08/15	0.383%	3 Month LIBOR(2)	10,340	—	10,340	Deutsche Bank AG
	4,900	01/25/16	0.496%	3 Month LIBOR(1)	(17,058)	—	(17,058)	Deutsche Bank AG
	9,625	08/31/16	0.934%	3 Month LIBOR(2)	147,227	—	147,227	Credit Suisse International
	2,995	08/31/16	0.975%	3 Month LIBOR(1)	(50,070)	—	(50,070)	JPMorgan Chase Bank NA
	2,995	08/31/16	0.978%	3 Month LIBOR(1)	(50,435)	—	(50,435)	JPMorgan Chase Bank NA
	11,150	11/30/16	0.913%	3 Month LIBOR(1)	(182,152)	—	(182,152)	JPMorgan Chase Bank NA
	3,100	02/24/17	1.192%	3 Month LIBOR(1)	(75,746)	—	(75,746)	Citibank NA
	8,300	08/31/17	0.872%	3 Month LIBOR(1)	(55,874)	—	(55,874)	Deutsche Bank AG
	7,900	08/31/17	0.783%	3 Month LIBOR(1)	(24,406)	—	(24,406)	Morgan Stanley Capital Services
	7,900	08/31/17	0.751%	3 Month LIBOR(1)	(13,878)	—	(13,878)	Morgan Stanley Capital Services
	3,515	08/31/17	0.751%	3 Month LIBOR(1)	(6,220)	—	(6,220)	Bank of Nova Scotia
	2,100	01/08/18	0.935%	3 Month LIBOR(2)	21,907	—	21,907	Bank of America NA
	3,230	11/15/19	1.443%	3 Month LIBOR(2)	54,630	—	54,630	Morgan Stanley Capital Services
	4,850	02/15/20	1.355%	3 Month LIBOR(2)	24,067	—	24,067	Morgan Stanley Capital Services
	3,230	02/15/20	1.505%	3 Month LIBOR(1)	(47,235)	—	(47,235)	Morgan Stanley Capital Services
	1,100	08/24/22	1.875%	3 Month LIBOR(2)	17,026	—	17,026	HSBC Bank USA NA
	3,935	08/15/39	2.949%	3 Month LIBOR(2)	129,577	—	129,577	Barclays Bank PLC
	3,935	08/15/39	3.011%	3 Month LIBOR(1)	(176,578)	—	(176,578)	Barclays Bank PLC
	2,615	08/15/39	2.757%	3 Month LIBOR(2)	(10,639)	—	(10,639)	Deutsche Bank AG
	720	02/24/42	2.864%	3 Month LIBOR(2)	14,503	—	14,503	Citibank NA
AED	35,000	03/09/15	1.020%	3 Month EIBOR(1)	(1,932)	—	(1,932)	Deutsche Bank AG
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	100,240	—	100,240	Citibank NA
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	24,119	—	24,119	Citibank NA
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	14,739	—	14,739	HSBC Bank USA NA
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	13,143	—	13,143	Barclays Bank PLC

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
AUD	400	11/07/22	3.790%	6 Month BBSW(2)	$2,861	$—	$2,861	HSBC Bank USA NA
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	68,297	—	68,297	Barclays Bank PLC
AUD	1,000	12/24/32	4.260%	6 Month BBSW(2)	10,816	—	10,816	UBS AG
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	59,300	—	59,300	HSBC Bank USA NA
BRL	7,217	01/01/17	0.000%	1 Day BZDIOVER(2)	(13,454)	—	(13,454)	Barclays Bank PLC
BRL	5,758	01/01/17	0.000%	1 Day BZDIOVER(2)	36,991	—	36,991	Morgan Stanley Capital Services
BRL	5,610	01/01/17	0.000%	1 Day BZDIOVER(2)	91,500	—	91,500	Barclays Bank PLC
BRL	937	01/01/21	0.000%	1 Day BZDIOVER(2)	15,872	—	15,872	Morgan Stanley Capital Services
BRL	880	01/01/21	0.000%	1 Day BZDIOVER(2)	38,686	—	38,686	HSBC Bank USA NA
BRL	880	01/01/21	0.000%	1 Day BZDIOVER(2)	38,686	—	38,686	Barclays Bank PLC
BRL	445	01/01/21	0.000%	1 Day BZDIOVER(2)	18,647	—	18,647	UBS AG
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	34,368	—	34,368	Citibank NA
CAD	2,100	02/27/17	1.625%	3 Month Canadian Banker’s Acceptance(2)	15,639	—	15,639	Credit Suisse International
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	4,738	—	4,738	Bank of Nova Scotia
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	4,433	—	4,433	Bank of Nova Scotia
CAD	5,400	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	150,746	—	150,746	Bank of Nova Scotia
CAD	350	11/06/22	2.203%	3 Month Canadian Banker’s Acceptance(2)	4,946	—	4,946	Bank of Nova Scotia
CAD	700	02/22/42	2.865%	3 Month Canadian Banker’s Acceptance(1)	(32,669)	—	(32,669)	Citibank NA
CHF	3,500	07/20/14	(0.088)%	3 Month Swiss Franc LIBOR Rate(1)	10,038	—	10,038	Credit Suisse International
CHF	1,000	03/01/22	1.030%	6 Month Swiss Franc LIBOR Rate(2)	14,863	—	14,863	Credit Suisse International

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	61

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
COP	6,500,000	04/25/16	3.710%	1 Day COLIBOR OIS(2)	$(8,386)	$—	$(8,386)	BNP Paribas
DKK	31,000	01/25/16	0.910%	6 Month CIBOR(2)	43,308	—	43,308	Deutsche Bank AG
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	42,100	—	42,100	Credit Suisse International
EUR	3,000	07/20/14	0.406%	3 Month EURIBOR(2)	21,794	—	21,794	Credit Suisse International
EUR	3,000	08/19/14	1.065%	1 Day EUR EONIA OIS(2)	78,631	—	78,631	HSBC Bank USA NA
EUR	10,000	12/10/14	0.035%	1 Day EUR EONIA OIS(1)	14,192	—	14,192	HSBC Bank USA NA
EUR	1,300	08/04/16	1.925%	1 Day EUR EONIA OIS(2)	120,041	—	120,041	HSBC Bank USA NA
EUR	1,000	08/29/16	1.600%	1 Day EUR EONIA OIS(2)	74,679	—	74,679	HSBC Bank USA NA
EUR	500	08/30/16	1.560%	1 Day EUR EONIA OIS(2)	36,264	—	36,264	HSBC Bank USA NA
EUR	500	11/04/16	1.310%	1 Day EUR EONIA OIS(2)	28,905	—	28,905	HSBC Bank USA NA
EUR	500	11/07/16	1.265%	6 Month EURIBOR(2)	27,212	—	27,212	HSBC Bank USA NA
EUR	1,000	12/16/16	1.210%	1 Day EUR EONIA OIS(2)	51,543	—	51,543	HSBC Bank USA NA
EUR	5,500	12/10/17	0.452%	1 Day EUR EONIA OIS(2)	30,029	—	30,029	HSBC Bank USA NA
EUR	1,200	01/14/18	0.628%	1 Day EUR EONIA OIS(2)	18,951	—	18,951	HSBC Bank USA NA
EUR	1,800	07/27/22	1.772%	6 Month EURIBOR(2)	112,651	—	112,651	Citibank NA
EUR	1,709	07/23/42	2.246%	6 Month EURIBOR(1)	22,385	—	22,385	Royal Bank of Scotland
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	62,629	—	62,629	Citibank NA
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	47,503	—	47,503	Bank of America NA
EUR	1,871	07/23/52	2.708%	6 Month EURIBOR(2)	15,307	—	15,307	Royal Bank of Scotland
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	37,367	—	37,367	Citibank NA
GBP	1,200	08/09/16	1.894%	6 Month GBP LIBOR(2)	78,799	—	78,799	HSBC Bank USA NA
GBP	2,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	108,389	—	108,389	HSBC Bank USA NA
GBP	400	09/27/22	1.790%	3 Month GBP LIBOR(2)	9,353	—	9,353	HSBC Bank USA NA
GBP	500	01/03/23	1.895%	3 Month GBP LIBOR(2)	16,221	—	16,221	HSBC Bank USA NA
GBP	2,600	01/13/32	2.788%	6 Month GBP LIBOR(2)	114,772	—	114,772	Barclays Bank PLC
GBP	1,700	04/24/43	2.932%	6 Month GBP LIBOR(2)	(6,518)	—	(6,518)	HSBC Bank USA NA
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	(15,119)	—	(15,119)	Bank of America NA

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	$(11,321)	$—	$(11,321)	HSBC Bank USA NA
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	119,204	—	119,204	Deutsche Bank AG
ILS	25,000	03/16/14	1.580%	3 Month TELBOR(1)	483	—	483	Deutsche Bank AG
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	29,601	—	29,601	Deutsche Bank AG
INR	55,000	03/11/14	7.600%	1 Day MIBOR(1)	(1,399)	—	(1,399)	HSBC Bank USA NA
INR	55,000	03/11/23	7.470%	1 Day MIBOR(2)	34,617	—	34,617	HSBC Bank USA NA
JPY	1,200,000	04/18/18	0.418%	6 Month Yen LIBOR(2)	12,765	—	12,765	HSBC Bank USA NA
JPY	165,000	06/13/18	0.778%	6 Month Yen LIBOR(2)	36,179	—	36,179	Barclays Bank PLC
JPY	165,000	08/24/18	0.463%	6 Month Yen LIBOR(2)	5,007	—	5,007	Credit Suisse International
JPY	550,000	04/18/20	0.563%	6 Month Yen LIBOR(2)	15,986	—	15,986	JPMorgan Chase Bank NA
JPY	260,000	04/19/20	0.528%	6 Month Yen LIBOR(2)	851	—	851	Credit Suisse International
JPY	186,905	05/17/20	1.388%	6 Month Yen LIBOR(2)	127,444	—	127,444	Citibank NA
JPY	90,000	12/20/20	1.353%	6 Month Yen LIBOR(2)	59,475	—	59,475	Citibank NA
JPY	60,000	02/02/21	1.265%	6 Month Yen LIBOR(2)	34,585	—	34,585	Barclays Bank PLC
JPY	96,000	02/16/21	1.365%	6 Month Yen LIBOR(2)	63,078	—	63,078	Barclays Bank PLC
JPY	50,000	06/02/21	1.200%	6 Month Yen LIBOR(2)	26,922	—	26,922	Barclays Bank PLC
JPY	45,000	06/16/21	1.170%	6 Month Yen LIBOR(2)	22,867	—	22,867	Barclays Bank PLC
JPY	40,000	06/28/21	1.123%	6 Month Yen LIBOR(2)	18,497	—	18,497	Barclays Bank PLC
JPY	40,000	07/11/21	1.193%	6 Month Yen LIBOR(2)	20,818	—	20,818	UBS AG
JPY	30,000	07/22/21	1.090%	6 Month Yen LIBOR(2)	12,800	—	12,800	Citibank NA
JPY	50,000	10/04/21	1.013%	6 Month Yen LIBOR(2)	20,890	—	20,890	Royal Bank of Scotland
JPY	40,000	11/14/21	0.975%	6 Month Yen LIBOR(2)	13,108	—	13,108	Credit Suisse International
JPY	220,000	07/26/22	0.745%	6 Montn Yen LIBOR(2)	11,676	—	11,676	Barclays Bank PLC
JPY	55,000	11/20/22	0.748%	6 Month Yen LIBOR(2)	2,213	—	2,213	Barclays Bank PLC
JPY	120,000	12/27/22	0.803%	6 Month Yen LIBOR(2)	11,404	—	11,404	Barclays Bank PLC
JPY	175,000	03/15/23	0.755%	6 Month Yen LIBOR(2)	1,309	—	1,309	Barclays Bank PLC
JPY	145,000	04/15/23	0.750%	6 Month Yen LIBOR(2)	(1,280)	—	(1,280)	Credit Suisse International
JPY	85,500	07/21/24	1.489%	6 Month Yen LIBOR(2)	64,996	—	64,996	Citibank NA
JPY	60,000	07/04/26	1.603%	6 Month Yen LIBOR(2)	48,315	—	48,315	Citibank NA
JPY	70,000	08/02/26	1.534%	6 Month Yen LIBOR(2)	48,406	—	48,406	Citibank NA
JPY	300,000	09/03/27	1.290%	6 Month Yen LIBOR(2)	66,156	—	66,156	Citibank NA
JPY	35,000	10/02/27	1.238%	6 Month Yen LIBOR(2)	4,341	—	4,341	Barclays Bank PLC
JPY	55,000	11/05/27	1.270%	6 Month Yen LIBOR(2)	11,179	—	11,179	Barclays Bank PLC
JPY	40,000	12/04/27	1.261%	6 Month Yen LIBOR(2)	6,830	—	6,830	Citibank NA

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	63

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
JPY	40,000	12/14/27	1.235%	6 Month Yen LIBOR(2)	$4,988	$—	$4,988	HSBC Bank USA NA
JPY	120,000	02/20/28	1.353%	6 Month Yen LIBOR(2)	32,083	—	32,083	Deutsche Bank AG
JPY	200,000	04/16/28	1.235%	6 Month Yen LIBOR(2)	10,549	—	10,549	Credit Suisse International
JPY	110,000	08/18/31	1.750%	6 Month Yen LIBOR(2)	63,628	—	63,628	Barclays Bank PLC
JPY	25,000	08/30/31	1.750%	6 Month Yen LIBOR(2)	14,311	—	14,311	Barclays Bank PLC
JPY	240,000	01/18/32	1.638%	6 Month Yen LIBOR(2)	81,180	—	81,180	Barclays Bank PLC
JPY	80,000	09/24/32	1.561%	6 Month Yen LIBOR(1)	(11,707)	—	(11,707)	Citibank NA
JPY	30,000	11/05/32	1.563%	6 Month Yen LIBOR(2)	4,352	—	4,352	Barclays Bank PLC
JPY	160,000	11/14/32	2.390%	6 Month Yen LIBOR(2)	6,590	—	6,590	Citibank NA
JPY	35,000	12/14/32	1.575%	6 Month Yen LIBOR(2)	6,621	—	6,621	HSBC Bank USA NA
JPY	40,000	07/09/42	1.705%	6 Month Yen LIBOR(2)	1,861	—	1,861	Barclays Bank PLC
JPY	20,000	10/02/42	1.659%	6 Month Yen LIBOR(2)	(5,087)	—	(5,087)	Barclays Bank PLC
JPY	70,000	01/28/43	1.955%	6 Month Yen LIBOR(2)	40,319	—	40,319	JPMorgan Chase Bank NA
MXN	40,500	07/05/13	5.480%	28 Day Mexican Interbank Rate(2)	9,926	—	9,926	Barclays Bank PLC
MXN	45,000	12/02/15	5.090%	28 Day Mexican Interbank Rate(2)	79,611	—	79,611	Deutsche Bank AG
MXN	17,100	02/18/22	6.600%	28 Day Mexican Interbank Rate(2)	160,415	—	160,415	Barclays Bank PLC
MXN	31,100	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	260,414	—	260,414	Morgan Stanley Capital Services
MXN	6,000	10/26/22	5.940%	28 Day Mexican Interbank Rate(2)	32,991	—	32,991	Barclays Bank PLC
MXN	16,000	11/23/22	5.795%	28 Day Mexican Interbank Rate(1)	(72,147)	—	(72,147)	Deutsche Bank AG
MXN	25,000	12/23/22	5.900%	28 Day Mexican Interbank Rate(1)	(130,042)	—	(130,042)	Royal Bank of Scotland
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	348,209	—	348,209	Barclays Bank PLC
NOK	47,000	11/07/14	2.170%	6 Month NIBOR(1)	(40,507)	—	(40,507)	Citibank NA
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	43,327	—	43,327	Citibank NA
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	24,644	—	24,644	Citibank NA
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	107,366	—	107,366	Citibank NA
NZD	1,480	03/26/17	3.810%	3 Month BBR(2)	34,189	—	34,189	HSBC Bank USA NA
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	3,777	—	3,777	Citibank NA
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	322,068	—	322,068	UBS AG
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	288,591	—	288,591	HSBC Bank USA NA
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	80,525	—	80,525	Bank of America NA

See Notes to Financial Statements.

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Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	$65,341	$—	$65,341	HSBC Bank USA NA
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(315,568)	—	(315,568)	UBS AG
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(266,741)	—	(266,741)	HSBC Bank USA NA
PLN	3,500	03/18/43	3.380%	6 Month WIBOR(1)	(161,880)	—	(161,880)	HSBC Bank USA NA
RUB	70,000	04/10/23	7.470%	3 Month MOSPRIME(2)	12,671	—	12,671	Deutsche Bank AG
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	26,412	—	26,412	Citibank NA
SEK	3,000	01/16/23	2.200%	3 Month STIBOR(2)	9,079	—	9,079	Barclays Bank PLC
SGD	1,800	01/08/18	0.935%	6 Month SOR(2)	15,235	—	15,235	Bank of America NA
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	26,066	—	26,066	Bank of America NA
TWD	40,000	12/24/22	1.390%	3 Month Taiwan Secondary Market CP Bank Rate(1)	(11,593)	—	(11,593)	HSBC Bank USA NA
ZAR	180,000	10/08/13	4.960%	3 Month JIBAR(1)	32,451	—	32,451	Barclays Bank PLC
ZAR	12,000	04/15/43	7.200%	3 Month JIBAR(1)	(76,196)	—	(76,196)	HSBC Bank USA NA

					$3,758,014	$—	$3,758,014

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at April 30, 2013:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements:
1,688	3 Month LIBOR	EUR	1,300	3 Month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	$(20,919)	$—	$(20,919)
326	3 Month LIBOR	EUR	250	3 Month EURIBOR minus 31.70 bps	Barclays Bank PLC	12/14/15	(2,567)	—	(2,567)
777	3 Month LIBOR	EUR	550	5.250%	Citibank NA	05/16/13	17,460	—	17,460
649	3 Month LIBOR	EUR	500	5.375%	Citibank NA	06/10/13	(40,797)	(23,855)	(16,942)
1,035	3 Month LIBOR	EUR	750	6.500%	Citibank NA	02/10/14	15,564	(56,251)	71,815
1,986	3 Month LIBOR	EUR	1,500	6.750%	Citibank NA	07/28/14	(137,564)	(56,992)	(80,572)
1,364	3 Month LIBOR	EUR	1,000	7.500%	Citibank NA	10/14/14	(99,307)	(156,521)	57,214
1,333	3 Month LIBOR	EUR	1,000	7.500%	Citibank NA	10/14/14	(145,470)	(170,148)	24,678
778	3 Month LIBOR	EUR	600	7.500%	Citibank NA	10/14/14	(96,212)	(87,625)	(8,587)
1,294	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 28.75 bps	Citibank NA	10/15/14	(22,096)	—	(22,096)
808	3 Month LIBOR	JPY	62,000	5.500%	Citibank NA	12/15/14	191,190	(12)	191,202
494	3 Month LIBOR	EUR	400	5.000%	Citibank NA	03/18/15	(46,662)	(14,732)	(31,930)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	65

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements (cont’d.):
2,105	3 Month LIBOR	CHF	2,000	2.625%	Citibank NA	05/12/15	$(131,755)	$(78,305)	$(53,450)
1,246	3 Month LIBOR	JPY	100,000	4.500%	Citibank NA	06/08/15	218,228	62	218,166
307	3 Month LIBOR	JPY	24,000	4.500%	Citibank NA	06/08/15	50,338	(12,097)	62,435
257	3 Month LIBOR	JPY	20,000	4.500%	Citibank NA	06/08/15	41,698	(11,240)	52,938
690	3 Month LIBOR	EUR	500	3.750%	Citibank NA	10/12/15	(8,060)	(16,600)	8,540
649	3 Month LIBOR	EUR	500	3.750%	Citibank NA	10/12/15	(46,941)	(16,422)	(30,519)
582	3 Month LIBOR	EUR	480	4.500%	Citibank NA	11/30/15	(71,923)	(5,471)	(66,452)
263	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 30.00 bps	Citibank NA	12/18/15	164	—	164
651	3 Month LIBOR	EUR	500	3.625%	Citibank NA	02/01/16	(16,159)	45	(16,204)
651	3 Month LIBOR	EUR	500	4.500%	Citibank NA	04/05/16	(40,779)	(22,722)	(18,057)
303	3 Month LIBOR	EUR	227	4.500%	Citibank NA	04/05/16	(11,009)	(15,773)	4,764
960	3 Month LIBOR	EUR	700	4.500%	Citibank NA	04/15/16	(20,743)	—	(20,743)
1,111	3 Month LIBOR	JPY	92,000	3.700%	Citibank NA	11/14/16	207,468	66	207,402
327	3 Month LIBOR	CHF	300	2.875%	Citibank NA	11/23/16	(15,246)	(22,679)	7,433
325	3 Month LIBOR	CHF	300	2.875%	Citibank NA	11/23/16	(17,251)	(27,045)	9,794
1,605	3 Month LIBOR	JPY	125,000	3.450%	Citibank NA	03/24/17	409,157	38,561	370,596
244	3 Month LIBOR	EUR	200	4.250%	Citibank NA	07/14/17	(49,901)	(20,832)	(29,069)
122	3 Month LIBOR	EUR	100	4.250%	Citibank NA	07/14/17	(25,194)	(11,428)	(13,766)
1,111	3 Month LIBOR	CHF	1,000	2.625%	Credit Suisse International	05/12/15	14,084	(25,901)	39,985
567	3 Month LIBOR	CHF	500	4.000%	Credit Suisse International	05/20/16	34,813	678	34,135
12,789	3 Month LIBOR	EUR	9,645	3 Month EURIBOR minus 26.00 bps	Deutsche Bank AG	01/25/15	91,788	—	91,788
620	3 Month LIBOR	CHF	588	3 Month CHF LIBOR minus 34.75 bps	HSBC Bank USA NA	11/13/13	(11,421)	—	(11,421)
293	3 Month LIBOR	EUR	220	3 Month EURIBOR minus 25.75 bps	HSBC Bank USA NA	01/17/15	3,639	—	3,639
107	3 Month LIBOR	CHF	100	3 Month CHF LIBOR minus 29.00 bps	HSBC Bank USA NA	04/24/15	(552)	—	(552)
461	3 Month LIBOR	EUR	350	3 Month EURIBOR minus 30.25 bps	HSBC Bank USA NA	12/19/15	533	—	533
635	3 Month LIBOR	EUR	500	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase Bank	11/15/14	(21,762)	—	(21,762)
147	3 Month LIBOR	EUR	120	4.500%	JPMorgan Chase Bank	11/30/15	(16,794)	(2,177)	(14,617)

							$179,040	$(815,416)	$994,456

#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

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Inflation swap agreements outstanding at April 30, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
JPY	900,000	01/15/14	0.150%	Japan CPI Nationwide General Ex Fresh Food(1)	$4,837	$—	$4,837	Barclays Bank PLC
JPY	300,000	01/15/16	0.790%	Japan CPI Nationwide General Ex Fresh Food(2)	(55,903)	—	(55,903)	Barclays Bank PLC

					$(51,066)	$—	$(51,066)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	67

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$215,659,221	$3,429,424
Asset-Backed Securities
Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities	—	6,223,946	—
Residential Mortgage-Backed Securities	—	19,619,301	—
Bank Loans	—	5,958,235	905,926
Commercial Mortgage-Backed Securities	—	3,480,156	—
Corporate Bonds	—	67,198,882	722,298
Municipal Bonds	—	1,668,879	—
U.S. Government Agency Obligation	—	201,673	—
U.S. Treasury Securities	—	1,724,922	—
Preferred Stock	112,960	—	—
Affiliated Money Market Mutual Fund	2,454,975	—	—
Other Financial Instruments*
Futures	1,041,830	—	—
Forward Foreign Currency Exchange Contracts	—	2,164,722	—
Credit Default Swap Agreements	—	2,996,166	(2,415)
Forward Rate Agreement	—	23,866	—
Interest Rate Swap Agreements	—	3,409,805	348,209
Currency Swap Agreements	—	994,456	—
Inflation Swap Agreements	—	(51,066)	—

Total	$3,609,765	$331,273,164	$5,403,442

See Notes to Financial Statements.

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The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities	Bank Loans	Corporate Bonds	Credit Default Swaps	Interest Rate Swaps
Balance as of 10/31/12	$2,020,650	$17,826	$288,755	$739,080	$(3,246)	$128,968
Realized gain (loss)	—	12	6,136	—	— **	—	**
Change in unrealized appreciation (depreciation)***	130,023	(145)	2,660	13,624	831	219,241
Purchases	1,276,628	—	897,453	—	—	—
Sales	—	(17,707)	(291,286)	(30,406)	—	—
Accrued discount/premium	2,123	14	2,208	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 04/30/13	$3,429,424	$—	$905,926	$722,298	$(2,415)	$348,209

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized gain incurred during the period for the other financial instruments was $21,730.
***	Of which, $370,711 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	69

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2013 was as follows:

Sovereigns	55.8%
Banking	8.1
Residential Mortgage-Backed Securities	5.8
Non-Corporate Foreign Agencies	2.4
Cable	1.9
Capital Goods	1.8
Healthcare & Pharmaceutical	1.8
Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities	1.8
Technology	1.6
Media & Entertainment	1.4
Foods	1.2
Telecommunications	1.1
Commercial Mortgage-Backed Securities	1.0
Electric	1.0
Insurance	1.0
Non-Captive Finance	0.9
Metals	0.8
Affiliated Money Market Mutual Fund	0.7
Pipelines & Other	0.6
Automotive	0.5
Municipal Bonds	0.5
Retailers	0.5%
U.S. Treasury Securities	0.5
Brokerage	0.4
Building Materials & Construction	0.4
Chemicals	0.4
Energy—Integrated	0.4
Gaming	0.4
Healthcare Insurance	0.4
Paper	0.4
Tobacco	0.4
Aerospace & Defense	0.2
Airlines	0.2
Packaging	0.2
Real Estate Investment Trusts	0.2
Consumer	0.1
Energy—Other	0.1
Lodging	0.1
Railroads	0.1
U.S. Government Agency Obligation	0.1

97.2
Other assets in excess of liabilities	2.8

Net Assets	100.0%

See Notes to Financial Statements.

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The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$3,212,229		Unrealized depreciation on swap agreements	$218,478
Credit contracts	Premiums paid for swap agreements	291,011		Premiums received for swap agreements	3,615,842
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5,438,187		Unrealized depreciation on forward foreign currency contracts	3,273,465
Interest rate contracts	Due from broker—variation margin	1,082,533	*	Due from broker—variation margin	40,703	*
Interest rate contracts	Unrealized appreciation on forward rate agreements	23,866		—	—
Interest rate contracts	Unrealized appreciation on swap agreements	7,131,369		Unrealized depreciation on swap agreements	2,429,965
Interest rate contracts	Premiums paid for swap agreements	39,412		Premiums received for swap agreements	854,828

Total		$17,218,607			$10,433,281

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	71

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$3,493	$3,493
Foreign exchange contracts	(2,958,303)	—	—	(11,073,004)	—	(14,031,307)
Interest rate contracts	39,908	(9,900)	402,694	—	838,322	1,271,024

	$(2,918,395)	$(9,900)	$402,694	$(11,073,004)	$841,815	$(12,756,790)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Forward Currency Contracts	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$516,366	$516,366
Foreign exchange contracts	830,777	—	4,354,932	—	—	5,185,709
Interest rate contracts	—	508,822	—	23,866	2,150,427	2,683,115

	$830,777	$508,822	$4,354,932	$23,866	$2,666,793	$8,385,190

For the six months ended April 30, 2013, the Fund’s average volume of derivative activities are as follows:

Options Purchased (Cost)	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)
$1,138,285	$81,602,229	$53,792,121	$411,371,618	$261,485,679

Forward Rate Agreements (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))	Inflation Swaps (Notional Amount in USD (000))
$26,912	$314,507	$21,273	$50,717	$35,924	$8,900

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2013

Prudential Global Total Return Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $306,500,333)	$326,905,823
Affiliated Investments (cost $2,454,975)	2,454,975
Foreign currency, at value (cost $272,752)	274,413
Cash	149,199
Unrealized appreciation on swap agreements	10,343,598
Unrealized appreciation on forward foreign currency contracts	5,438,187
Dividends and interest receivable	4,722,400
Receivable for Fund shares sold	1,556,553
Receivable for investments sold	384,610
Premiums paid for swap agreements	330,423
Foreign tax reclaim receivable	38,860
Unrealized appreciation on forward rate agreements	23,866
Due from broker—variation margin	2,423
Prepaid expenses	1,415

Total assets	352,626,745

Liabilities
Premiums received for swap agreements	4,470,670
Unrealized depreciation on forward foreign currency contracts	3,273,465
Unrealized depreciation on swap agreements	2,648,443
Payable for Fund shares reacquired	1,569,292
Payable for investments purchased	1,171,172
Dividends payable	261,557
Accrued expenses	233,271
Management fee payable	177,582
Distribution fee payable	78,498
Affiliated transfer agent fee payable	18,356

Total liabilities	13,902,306

Net Assets	$338,724,439

Net assets were comprised of:
Common stock, at par	$466,692
Paid-in capital in excess of par	325,198,425

325,665,117
Distributions in excess of net investment income	(998,749)
Accumulated net realized loss on investment and foreign currency transactions	(17,245,040)
Net unrealized appreciation on investments and foreign currencies	31,303,111

Net assets, April 30, 2013	$338,724,439

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($196,805,302 ÷ 27,135,577 shares of common stock issued and outstanding)	$7.25
Maximum sales charge (4.50% of offering price)	0.34

Maximum offering price to public	$7.59

Class B
Net asset value, offering price and redemption price per share ($8,002,784 ÷ 1,103,039 shares of common stock issued and outstanding)	$7.26

Class C
Net asset value, offering price and redemption price per share ($40,255,536 ÷ 5,560,296 shares of common stock issued and outstanding)	$7.24

Class Q
Net asset value, offering price and redemption price per share ($10,981 ÷ 1,509 shares of common stock issued and outstanding)	$7.28

Class Z
Net asset value, offering price and redemption price per share ($93,649,836 ÷ 12,868,757 shares of common stock issued and outstanding)	$7.28

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	75

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Income
Income
Interest (net of foreign withholding taxes of $1,282)	$6,661,029
Affiliated dividend income	4,164
Unaffiliated dividend income	3,937

Total income	6,669,130

Expenses
Management fee	1,048,447
Distribution fee—Class A	232,796
Distribution fee—Class B	36,494
Distribution fee—Class C	188,021
Transfer agent’s fees and expenses (including affiliated expense of $23,900)	190,000
Custodian’s fees and expenses	162,000
Registration fees	51,000
Reports to shareholders	39,000
Audit fee	30,000
Legal fees and expenses	12,000
Directors’ fees	7,000
Insurance	3,000
Loan interest expense (Note 7)	173
Miscellaneous	9,650

Total expenses	2,009,581

Net investment income	4,659,549

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(910,016)
Foreign currency transactions	(8,671,622)
Financial futures transactions	402,694
Swap agreement transactions	841,815
Options written transactions	(9,900)

(8,347,029)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $1,078)	4,554,381
Foreign currencies	4,355,824
Financial futures contracts	508,822
Forward rate agreements	23,866
Swap agreements	2,666,793

12,109,686

Net gain on investment and foreign currency transactions	3,762,657

Net Increase In Net Assets Resulting From Operations	$8,422,206

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,659,549	$7,923,220
Net realized gain (loss) on investment and foreign currency transactions	(8,347,029)	1,283,657
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,109,686	11,503,741

Net increase in net assets resulting from operations	8,422,206	20,710,618

Dividends and Distributions (Note 1)
Dividends from net investment income*
Class A	(3,614,203)	(6,600,695)
Class B	(113,990)	(190,197)
Class C	(589,293)	(897,888)
Class Q	(226)	(272)
Class Z	(1,881,271)	(2,411,147)

	(6,198,983)	(10,100,199)

Tax Return of Capital Distributions
Class A	—	(610,548)
Class B	—	(17,593)
Class C	—	(83,053)
Class Q	—	(25)
Class Z	—	(223,025)

	—	(934,244)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	94,950,543	152,201,551
Net asset value of shares issued in reinvestment of dividends	4,622,021	8,181,155
Cost of shares reacquired	(63,864,310)	(90,078,057)

Net increase in net assets from Fund share transactions	35,708,254	70,304,649

Total increase	37,931,477	79,980,824

Net Assets:
Beginning of period	300,792,962	220,812,138

End of period(a)	$338,724,439	$300,792,962

(a) Includes undistributed net investment income of:	$—	$540,685

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	77

Notes to Financial Statements

(Unaudited)

Prudential Global Total Return Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to seek total return, made up of current income and capital appreciation. The Fund is a non-diversified fund.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued

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at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The

Prudential Global Total Return Fund, Inc.	79

Notes to Financial Statements

(Unaudited) continued

amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These

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Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a

Prudential Global Total Return Fund, Inc.	81

Notes to Financial Statements

(Unaudited) continued

result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward

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currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest

Prudential Global Total Return Fund, Inc.	83

Notes to Financial Statements

(Unaudited) continued

rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of

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the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Prudential Global Total Return Fund, Inc.	85

Notes to Financial Statements

(Unaudited) continued

Inflation Swaps: The Fund entered into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements. As of April 30, 2013, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates.

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The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement

Prudential Global Total Return Fund, Inc.	87

Notes to Financial Statements

(Unaudited) continued

provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..65% of the Fund’s average daily net assets up to $1 billion and .60% of such assets in excess of $1 billion. The effective management fee rate was .65% for the six months ended April 30, 2013.

PI has voluntarily agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.10% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the Fund did not exceed the 1.10% expense limit.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Class A, B and C plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Through February 28, 2014, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $203,244 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2013, it received $2,950, $8,883 and $3,202 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

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PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2013, were $103,599,019 and $78,138,916, respectively.

Transactions in options written during the six months ended April 30, 2013, were as follows:

	Notional Amount	Premiums Received
Options outstanding at October 31, 2012	$—	$—
Options written	5,164,000	18,236
Options terminated in closing purchase transactions	(5,164,000)	(18,236)
Options expired	—	—

Options outstanding at April 30, 2013	$—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$313,335,107	$18,808,561	$(2,782,870)	$16,025,691

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Notes to Financial Statements

(Unaudited) continued

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and difference in the treatment of amortization of premiums as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $2,316,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended October 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	$4,579,000
Expiring 2017	2,476,000

$7,055,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although the CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero

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depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class Q and Class Z, each of which consists of 500 million, 200 million, 400 million, 400 million and 500 million authorized shares, respectively.

As of April 30, 2013, Prudential Financial, Inc. through its affiliates owned 1,509 Class Q shares of the Fund.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	5,873,127	$42,100,678
Shares issued in reinvestment of dividends	396,826	2,847,293
Shares reacquired	(3,615,470)	(25,943,289)

Net increase (decrease) in shares outstanding before conversion	2,654,483	19,004,682
Shares issued upon conversion from Class B and Z	42,427	299,365
Shares reacquired upon conversion into Class Z	(120,861)	(859,437)

Net increase (decrease) in shares outstanding	2,576,049	$18,444,610

Year ended October 31, 2012:
Shares sold	9,649,370	$66,221,366
Shares issued in reinvestment of dividends	840,103	5,757,402
Shares reacquired	(8,020,577)	(54,784,066)

Net increase (decrease) in shares outstanding before conversion	2,468,896	17,194,702
Shares issued upon conversion from Class B and Z	73,630	504,762
Shares reacquired upon conversion into Class Z	(24,177)	(163,934)

Net increase (decrease) in shares outstanding	2,518,349	$17,535,530

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Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended April 30, 2013:
Shares sold	277,271	$1,985,663
Shares issued in reinvestment of dividends	10,525	75,578
Shares reacquired	(94,904)	(677,187)

Net increase (decrease) in shares outstanding before conversion	192,892	1,384,054
Shares reacquired upon conversion into Class A	(26,261)	(187,579)

Net increase (decrease) in shares outstanding	166,631	$1,196,475

Year ended October 31, 2012:
Shares sold	410,139	$2,826,554
Shares issued in reinvestment of dividends	20,247	138,645
Shares reacquired	(148,025)	(1,017,877)

Net increase (decrease) in shares outstanding before conversion	282,361	1,947,322
Shares reacquired upon conversion into Class A	(64,015)	(439,691)

Net increase (decrease) in shares outstanding	218,346	$1,507,631

Class C
Six months ended April 30, 2013:
Shares sold	1,608,870	$11,530,058
Shares issued in reinvestment of dividends	59,922	429,241
Shares reacquired	(770,101)	(5,484,908)

Net increase (decrease) in shares outstanding before conversion	898,691	6,474,391
Shares reacquired upon conversion into Class Z	(64,640)	(459,782)

Net increase (decrease) in shares outstanding	834,051	$6,014,609

Year ended October 31, 2012:
Shares sold	2,747,473	$18,846,010
Shares issued in reinvestment of dividends	99,322	679,917
Shares reacquired	(896,034)	(6,166,575)

Net increase (decrease) in shares outstanding before conversion	1,950,761	13,359,352
Shares reacquired upon conversion into Class Z	(8,795)	(61,900)

Net increase (decrease) in shares outstanding	1,941,966	$13,297,452

Class Q
Six months ended April 30, 2013:
Shares issued in reinvestment of dividends	32	$226

Net increase (decrease) in shares outstanding	32	$226

Period ended October 31, 2012*:
Shares sold	1,435	$10,000
Shares issued in reinvestment of dividends	42	297

Net increase (decrease) in shares outstanding	1,477	$10,297

92	Visit our website at www.prudentialfunds.com

Class Z	Shares	Amount
Six months ended April 30, 2013:
Shares sold	5,462,878	$39,334,144
Shares issued in reinvestment of dividends	176,357	1,269,683
Shares reacquired	(4,433,086)	(31,758,926)

Net increase (decrease) in shares outstanding before conversion	1,206,149	8,844,901
Shares issued upon conversion from Class A and C	184,782	1,319,219
Shares reacquired upon conversion into Class A	(15,517)	(111,786)

Net increase (decrease) in shares outstanding	1,375,414	$10,052,334

Year ended October 31, 2012:
Shares sold	9,288,412	$64,297,621
Shares issued in reinvestment of dividends	232,286	1,604,894
Shares reacquired	(4,087,278)	(28,109,539)

Net increase (decrease) in shares outstanding before conversion	5,433,420	37,792,976
Shares issued upon conversion from Class A and C	32,834	225,834
Shares reacquired upon conversion into Class A	(9,567)	(65,071)

Net increase (decrease) in shares outstanding	5,456,687	$37,953,739

*	Commencement of offering was February 3, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2013. The average daily balance for the 6 days that the Fund had loans outstanding during the period was approximately $714,000, borrowed at a weighted average interest rate of 1.45%. At April 30, 2013, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about

Prudential Global Total Return Fund, Inc.	93

Notes to Financial Statements

(Unaudited) continued

Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

94	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.21		$6.99	$7.42		$7.20		$5.76		$7.00
Income (loss) from investment operations:
Net investment income	.10		.22	.23		.27		.30		.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.08		.31	.05		.66		1.46		(1.11)
Total from investment operations	.18		.53	.28		.93		1.76		(.80)
Less Dividends and Distributions:
Dividends from net investment income*	(.14)		(.28)	(.71)		(.71)		(.32)		(.44)
Tax return of capital distributions	-		(.03)	-		-		-		-
Total dividends and distributions	(.14)		(.31)	(.71)		(.71)		(.32)		(.44)
Net asset value, end of period	$7.25		$7.21	$6.99		$7.42		$7.20		$5.76
Total Return(b):	2.51%		7.86%	4.60%		14.25%		31.42%		(12.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$196,805		$176,970	$154,056		$123,507		$114,554		$97,894
Average net assets (000)	$187,778		$162,268	$125,292		$112,110		$103,462		$119,545
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.21%	(f)	1.31%	1.35%	(e)	1.35%	(e)	1.35%	(e)	1.36% (e)
Net investment income	2.93%	(f)	3.17%	3.28%	(e)	3.97%	(e)	4.78%	(e)	4.55% (e)
Portfolio turnover rate	36%	(g)	97%	203%		117%		164%		292%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 28, 2014.

(e) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.35% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would be 1.44% and 4.47%, respectively, for the year ended October 31, 2008, 1.51% and 4.62%, respectively, for the year ended October 31, 2009, 1.42% and 3.90%, respectively, for the year ended October 31, 2010 and 1.39% and 3.24%, respectively, for the year ended October 31, 2011.

(f) Annualized.

(g) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	95

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.21		$6.99	$7.41		$7.19		$5.76		$6.98
Income (loss) from investment operations:
Net investment income	.08		.17	.17		.22		.25		.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.08		.30	.06		.66		1.45		(1.10)
Total from investment operations	.16		.47	.23		.88		1.70		(.84)
Less Dividends and Distributions:
Dividends from net investment income*	(.11)		(.22)	(.65)		(.66)		(.27)		(.38)
Tax return of capital distributions	-		(.03)	-		-		-		-
Total dividends and distributions	(.11)		(.25)	(.65)		(.66)		(.27)		(.38)
Net asset value, end of period	$7.26		$7.21	$6.99		$7.41		$7.19		$5.76
Total Return(b):	2.26%		7.06%	3.86%		13.40%		30.25%		(12.67)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,003		$6,748	$5,018		$3,312		$2,920		$3,275
Average net assets (000)	$7,359		$5,744	$3,465		$3,082		$2,927		$3,957
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.96%	(e)	2.06%	2.10%	(d)	2.10%	(d)	2.10%	(d)	2.11% (d)
Net investment income	2.17%	(e)	2.40%	2.52%	(d)	3.23%	(d)	4.03%	(d)	3.80% (d)
Portfolio turnover rate	36%	(f)	97%	203%		117%		164%		292%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 2.10% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would be 2.19% and 3.72%, respectively, for the year ended October 31, 2008, 2.26% and 3.87%, respectively, for the year ended October 31, 2009, 2.17% and 3.16%, respectively, for the year ended October 31, 2010 and 2.14% and 2.48%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

96	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.19		$6.97	$7.39		$7.17		$5.74		$6.97
Income (loss) from investment operations:
Net investment income	.08		.17	.17		.23		.27		.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.08		.31	.07		.67		1.45		(1.10)
Total from investment operations	.16		.48	.24		.90		1.72		(.82)
Less Dividends and Distributions:
Dividends from net investment income*	(.11)		(.23)	(.66)		(.68)		(.29)		(.41)
Tax return of capital distributions	-		(.03)	-		-		-		-
Total dividends and distributions	(.11)		(.26)	(.66)		(.68)		(.29)		(.41)
Net asset value, end of period	$7.24		$7.19	$6.97		$7.39		$7.17		$5.74
Total Return(b):	2.27%		7.08%	4.00%		13.75%		30.73%		(12.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,256		$33,988	$19,408		$6,180		$4,236		$3,702
Average net assets (000)	$37,915		$27,739	$10,010		$4,563		$3,467		$3,974
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.96%	(f)	2.06%	2.05%	(e)	1.85%	(e)	1.85%	(e)	1.86% (e)
Net investment income	2.18%	(f)	2.39%	2.56%	(e)	3.45%	(e)	4.28%	(e)	4.07% (e)
Portfolio turnover rate	36%	(g)	97%	203%		117%		164%		292%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

(e) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 2.10% (1.85% through February 28, 2011) of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would be 1.94% and 3.99%, respectively, for the year ended October 31, 2008, 2.01% and 4.12%, respectively, for the year ended October 31, 2009, 1.92% and 3.38%, respectively, for the year ended October 31, 2010 and 2.09% and 2.52%, respectively, for the year ended October 31, 2011.

(f) Annualized.

(g) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	97

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30, 2013		February 3, 2012(d) through October 31, 2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.23		$6.97
Income from investment operations:
Net investment income	.12		.18
Net realized and unrealized gain on investment and foreign currency transactions	.08		.28
Total from investment operations	.20		.46
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.19)
Tax return of capital distributions	-		(.01)
Total dividends and distributions	(.15)		(.20)
Net asset value, end of period	$7.28		$7.23
Total Return(b):	2.83%		6.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11
Average net assets (000)	$11		$10
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.84%	(e)	.92%	(e)
Net investment income	3.30%	(e)	3.42%	(e)
Portfolio turnover rate	36%	(f)	97%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of offering.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

98	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.23		$7.01	$7.44		$7.22		$5.78		$7.02
Income (loss) from investment operations:
Net investment income	.11		.23	.22		.28		.32		.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09		.31	.08		.67		1.45		(1.10)
Total from investment operations	.20		.54	.30		.95		1.77		(.78)
Less Dividends and Distributions:
Dividends from net investment income*	(.15)		(.29)	(.73)		(.73)		(.33)		(.46)
Tax return of capital distributions	-		(.03)	-		-		-		-
Total dividends and distributions	(.15)		(.32)	(.73)		(.73)		(.33)		(.46)
Net asset value, end of period	$7.28		$7.23	$7.01		$7.44		$7.22		$5.78
Total Return(b):	2.76%		8.10%	4.87%		14.49%		31.62%		(11.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$93,650		$83,077	$42,330		$4,978		$3,141		$1,823
Average net assets (000)	$92,206		$58,999	$12,813		$3,507		$1,942		$2,147
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.96%	(e)	1.06%	1.10%	(d)	1.10%	(d)	1.10%	(d)	1.11% (d)
Net investment income	3.16%	(e)	3.37%	3.50%	(d)	4.25%	(d)	5.03%	(d)	4.78% (d)
Portfolio turnover rate	36%	(f)	97%	203%		117%		164%		292%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.10% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would be 1.19% and 4.70%, respectively, for the year ended October 31, 2008, 1.26% and 4.88%, respectively, for the year ended October 31, 2009, 1.17% and 4.18%, respectively, for the year ended October 31, 2010 and 1.14% and 3.46%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	99

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PGTQX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A509	74439A400

MF169E2    0246184-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2013